Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—37.1%
*	Adobe, Inc.	16,561	$8,122
*	Advanced Micro Devices, Inc.	56,297	4,616
*	Alarm.com Holdings, Inc.	22,475	1,242
*	Arista Networks, Inc.	19,811	4,099
	Fidelity National Information Services, Inc.	39,335	5,791
*	Grid Dynamics Holdings, Inc.	110,452	854
*	Inphi Corporation	17,835	2,002
	Mastercard, Inc. Class “A”	34,336	11,611
	Microsoft Corporation	120,250	25,292
*	MongoDB, Inc.	8,105	1,876
	National Instruments Corporation	92,178	3,291
*	Nice, Ltd.—ADR	15,715	3,568
*	PayPal Holdings, Inc.	43,394	8,550
	Perspecta, Inc.	95,890	1,865
*	Pure Storage, Inc.	269,132	4,142
	Texas Instruments, Inc.	42,528	6,073
*	Verra Mobility Corporation	138,561	1,338
*	Workday, Inc.	20,434	4,396
			98,728

	Health Care—16.4%
	Abbott Laboratories	37,938	4,129
	Agilent Technologies, Inc.	43,602	4,401
*	Horizon Therapeutics plc†	73,020	5,672
*	Illumina, Inc.	6,826	2,110
*	Ligand Pharmaceuticals, Inc.	14,379	1,371
*	Penumbra, Inc.	8,628	1,677
*	Quidel Corporation	6,914	1,517
	STERIS plc†	11,736	2,068
	Stryker Corporation	27,190	5,665
	Teleflex, Inc.	4,938	1,681
	UnitedHealth Group, Inc.	26,522	8,269
*	Veracyte, Inc.	43,864	1,425
	Zoetis, Inc.	21,351	3,531
			43,516

	Consumer Discretionary—14.2%
	Advance Auto Parts, Inc.	19,376	2,974
*	Amazon.com, Inc.	7,128	22,444
*	Bright Horizons Family Solutions, Inc.	21,201	3,223
*	Burlington Stores, Inc.	10,922	2,251
*	Etsy, Inc.	14,728	1,791
*	Grand Canyon Education, Inc.	18,882	1,510
*	Revolve Group, Inc.	88,176	1,449
*	Ulta Beauty, Inc.	9,877	2,212
			37,854

	Communication Services—8.8%
	Activision Blizzard, Inc.	59,725	4,835
*	Alphabet, Inc. Class “A”	10,194	14,940
*	Live Nation Entertainment, Inc.	31,750	1,711
*	Take-Two Interactive Software, Inc.	11,445	1,891
			23,377

See accompanying Notes to Portfolio of Investments.

Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Industrials—7.9%
	BWX Technologies, Inc.	68,146	$3,837
*	Copart, Inc.	46,623	4,903
*	CoStar Group, Inc.	4,933	4,186
	Fortive Corporation	44,910	3,423
	The Brink’s Co.	64,551	2,652
*	Trex Co., Inc.	28,410	2,034
			21,035

	Consumer Staples—5.6%
*	BJ’s Wholesale Club Holdings, Inc.	69,906	2,904
	Costco Wholesale Corporation	11,678	4,146
	The Coca-Cola Co.	90,691	4,477
	The Estee Lauder Cos., Inc. Class “A”	15,861	3,462
			14,989

	Financials—3.2%
	Aon plc†	15,628	3,224
	Ares Management Corporation	66,435	2,685
	Virtu Financial, Inc.	113,538	2,613
			8,522

	Materials—3.0%
	Ball Corporation	54,226	4,507
	Linde plc†	14,118	3,362
			7,869

	Real Estate—1.4%
	SBA Communications Corporation	11,503	3,663

	Energy—1.0%
	Cameco Corporation†	262,852	2,655

	Total Common Stocks—98.6% (cost $150,242)		262,208

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/20, due 10/1/20, repurchase price $4,340, collateralized by U.S. Treasury Note, 0.375%, due 9/30/27, valued at $4,426	$4,340	4,340

	Total Repurchase Agreement—1.6% (cost $4,340)		4,340

	Total Investments—100.2% (cost $154,582)		266,548

	Liabilities, plus cash and other assets—(0.2)%		(485)

	Net assets—100.0%		$266,063

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—44.0%
	Accenture plc†	90,980	$20,561
*	Adobe, Inc.	48,240	23,658
*	Advanced Micro Devices, Inc.	258,548	21,198
	Fidelity National Information Services, Inc.	90,810	13,368
*	Guidewire Software, Inc.	82,750	8,628
	Intuit, Inc.	50,650	16,523
	Lam Research Corporation	41,830	13,877
	Mastercard, Inc. Class “A”	87,100	29,455
	Microsoft Corporation	297,340	62,540
*	PayPal Holdings, Inc.	155,850	30,707
*	salesforce.com, Inc.	52,270	13,136
	Texas Instruments, Inc.	142,990	20,418
			274,069

	Consumer Discretionary—16.4%
*	Amazon.com, Inc.	17,305	54,488
	Marriott International, Inc.	68,060	6,301
	NIKE, Inc. Class “B”	196,940	24,724
	Starbucks Corporation	190,990	16,410
			101,923

	Health Care—14.2%
	Abbott Laboratories	145,620	15,848
*	ABIOMED, Inc.	27,318	7,568
*	Illumina, Inc.	35,660	11,022
	Stryker Corporation	73,610	15,338
	UnitedHealth Group, Inc.	75,440	23,520
	Zoetis, Inc.	93,900	15,528
			88,824

	Communication Services—9.4%
	Activision Blizzard, Inc.	208,720	16,896
*	Alphabet, Inc. Class “A”	20,920	30,660
*	Live Nation Entertainment, Inc.	209,290	11,277
			58,833

	Industrials—6.7%
*	Copart, Inc.	153,150	16,105
	Equifax, Inc.	79,270	12,438
	Fortive Corporation	173,850	13,249
			41,792

	Consumer Staples—4.8%
	Costco Wholesale Corporation	50,810	18,037
	The Estee Lauder Cos., Inc. Class “A”	53,100	11,589
			29,626

	Financials—1.9%
	Apollo Global Management, Inc.	263,970	11,813

	Materials—1.7%
	Linde plc†	43,950	10,466

See accompanying Notes to Portfolio of Investments.

Large Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Common Stocks—(continued)

Total Common Stocks—99.1% (cost $448,196)		$617,346

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/20, due 10/1/20, repurchase price $4,335, collateralized by U.S. Treasury Note, 2.750%, due 2/15/28, valued at $4,421	$4,335	4,335

Total Repurchase Agreement—0.7% (cost $4,335)		4,335

Total Investments—99.8% (cost $452,531)		621,681

Cash and other assets, less liabilities—0.2%		1,512

Net assets—100.0%		$623,193

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—30.3%
*	Arista Networks, Inc.	7,620	$1,577
*	Aspen Technology, Inc.	6,785	859
	Booz Allen Hamilton Holding Corporation	17,359	1,440
*	Cadence Design Systems, Inc.	19,585	2,088
*	Coupa Software, Inc.	3,710	1,017
	Dolby Laboratories, Inc.	18,180	1,205
*	EPAM Systems, Inc.	5,365	1,734
*	Euronet Worldwide, Inc.	11,800	1,075
*	GoDaddy, Inc.	18,535	1,408
*	Guidewire Software, Inc.	7,217	753
	MAXIMUS, Inc.	10,695	732
	Microchip Technology, Inc.	11,635	1,196
*	MongoDB, Inc.	5,115	1,184
*	Nice, Ltd.—ADR	5,075	1,152
*	Pure Storage, Inc.	73,730	1,135
*	RingCentral, Inc.	2,890	794
*	WEX, Inc.	5,220	725
*	Workday, Inc.	5,185	1,115
*	Zendesk, Inc.	8,235	848
			22,037

	Health Care—21.9%
*	ABIOMED, Inc.	3,853	1,068
	Agilent Technologies, Inc.	23,320	2,354
*	Align Technology, Inc.	4,420	1,447
*	Centene Corporation	15,515	905
	Encompass Health Corporation	19,733	1,282
*	Exact Sciences Corporation	12,540	1,278
*	Horizon Therapeutics plc†	29,495	2,291
*	Insulet Corporation	6,555	1,551
*	Mettler-Toledo International, Inc.	985	951
	STERIS plc†	6,740	1,188
	Teleflex, Inc.	4,665	1,588
			15,903

	Industrials—14.9%
	BWX Technologies, Inc.	37,204	2,095
*	Copart, Inc.	26,212	2,756
*	CoStar Group, Inc.	3,414	2,897
	Equifax, Inc.	4,730	742
	Fortive Corporation	10,890	830
	Rockwell Automation, Inc.	4,190	925
*	Teledyne Technologies, Inc.	1,980	614
			10,859

	Consumer Discretionary—11.8%
	Advance Auto Parts, Inc.	9,563	1,468
	Aptiv plc†	9,810	899
*	Bright Horizons Family Solutions, Inc.	5,345	813
*	Burlington Stores, Inc.	3,965	817
	Domino’s Pizza, Inc.	2,518	1,071
*	Floor & Decor Holdings, Inc.	12,870	963
	Ross Stores, Inc.	10,365	967
	Service Corporation International	18,460	779

See accompanying Notes to Portfolio of Investments.

Mid Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Consumer Discretionary — (continued)
*	Ulta Beauty, Inc.	3,595	$805
			8,582

	Materials—6.0%
	Ball Corporation	29,370	2,441
	Vulcan Materials Co.	13,910	1,886
			4,327

	Communication Services—5.7%
	Cable One, Inc.	320	603
*	Live Nation Entertainment, Inc.	13,429	723
*	Take-Two Interactive Software, Inc.	10,420	1,722
*	Zynga, Inc.	117,205	1,069
			4,117

	Financials—3.1%
	Arthur J Gallagher & Co.	15,670	1,654
*	SVB Financial Group	2,610	628
			2,282

	Consumer Staples—2.9%
*	BJ’s Wholesale Club Holdings, Inc.	25,399	1,055
	Conagra Brands, Inc.	28,955	1,034
			2,089

	Real Estate—1.9%
	SBA Communications Corporation	4,285	1,365

	Energy—0.5%
	New Fortress Energy, Inc.	9,077	400

	Total Common Stocks—99.0% (cost $53,276)		71,961

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/20, due 10/1/20, repurchase price $1,043, collateralized by U.S. Treasury Note, 0.375%, due 9/30/27, valued at $1,064	$1,043	1,043

	Total Repurchase Agreement—1.5% (cost $1,043)		1,043

	Total Investments—100.5% (cost $54,319)		73,004

	Liabilities, plus cash and other assets—(0.5)%		(335)

	Net assets—100.0%		$72,669

ADR = American Depository Receipt
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—16.6%
*	Alarm.com Holdings, Inc.	9,764	$539
	Booz Allen Hamilton Holding Corporation	5,878	488
	Brooks Automation, Inc.	14,141	654
	CMC Materials, Inc.	3,665	523
*	Cree, Inc.	7,060	450
	Dolby Laboratories, Inc.	8,944	593
	Entegris, Inc.	7,446	554
*	Euronet Worldwide, Inc.	6,958	634
*	j2 Global, Inc.	7,303	505
*	Knowles Corporation	31,215	465
	MAXIMUS, Inc.	5,823	398
*	Nice, Ltd.—ADR	4,378	994
	Perspecta, Inc.	19,307	376
*	Pure Storage, Inc.	39,012	600
*	SolarEdge Technologies, Inc.	2,872	685
*	Verra Mobility Corporation	57,006	551
			9,009

	Health Care—16.3%
*	Codexis, Inc.	45,571	535
	Encompass Health Corporation	11,578	752
*	Hanger, Inc.	41,460	656
*	HealthEquity, Inc.	9,510	489
*	Horizon Therapeutics plc†	19,110	1,484
*	LHC Group, Inc.	4,781	1,016
*	Mednax, Inc.	57,592	938
*	Merit Medical Systems, Inc.	28,989	1,261
	STERIS plc†	4,776	842
*	Tabula Rasa HealthCare, Inc.	9,714	396
*	Veracyte, Inc.	15,799	513
			8,882

	Financials—14.6%
	Ares Management Corporation	18,896	764
	Columbia Banking System, Inc.	16,521	394
	East West Bancorp, Inc.	23,518	770
*	Encore Capital Group, Inc.	24,060	928
	FirstCash, Inc.	10,994	629
	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,856	586
	LPL Financial Holdings, Inc.	7,228	554
*	SVB Financial Group	3,723	896
	Virtu Financial, Inc.	19,720	454
	Voya Financial, Inc.	11,457	549
	Western Alliance Bancorp	28,648	906
	Wintrust Financial Corporation	12,837	514
			7,944

	Industrials—13.8%
*	Builders FirstSource, Inc.	32,249	1,052
	BWX Technologies, Inc.	23,765	1,338
*	Casella Waste Systems, Inc.	5,139	287
	Douglas Dynamics, Inc.	13,308	455
*	Generac Holdings, Inc.	3,860	748
*	IAA, Inc.	9,279	483

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Industrials—13.8%—(continued)
	John Bean Technologies Corporation	3,052	$281
	Lincoln Electric Holdings, Inc.	7,790	717
	Luxfer Holdings plc†	26,456	332
*	Teledyne Technologies, Inc.	1,033	320
	The Brink’s Co.	18,309	752
*	Trex Co., Inc.	10,566	757
			7,522

	Consumer Discretionary—13.3%
	Aaron’s, Inc.	10,475	593
	Advance Auto Parts, Inc.	6,923	1,063
*	Boot Barn Holdings, Inc.	36,669	1,032
*	Burlington Stores, Inc.	3,179	655
*	Grand Canyon Education, Inc.	13,821	1,105
*	National Vision Holdings, Inc.	23,462	897
	Service Corporation International	16,152	681
*	ServiceMaster Global Holdings, Inc.	13,681	546
*	Skyline Champion Corporation	25,458	681
			7,253

	Materials—7.6%
	Avery Dennison Corporation	4,801	614
*	Crown Holdings, Inc.	12,870	989
	Eagle Materials, Inc.	7,933	685
	FMC Corporation	4,206	445
	Martin Marietta Materials, Inc.	2,743	646
	Orion Engineered Carbons S.A.†	59,314	742
			4,121

	Real Estate—7.5%
	Americold Realty Trust	24,602	880
	CoreSite Realty Corporation	4,829	574
	Douglas Emmett, Inc.	20,713	520
	Equity LifeStyle Properties, Inc.	10,529	645
	Healthcare Realty Trust, Inc.	22,017	663
	Jones Lang LaSalle, Inc.	3,807	364
	Sunstone Hotel Investors, Inc.	57,266	455
			4,101

	Consumer Staples—4.3%
*	BJ’s Wholesale Club Holdings, Inc.	17,230	716
	Lamb Weston Holdings, Inc.	6,764	448
	Primo Water Corporation†	38,423	546
	Spectrum Brands Holdings, Inc.	11,347	648
			2,358

	Communication Services—3.1%
	Cable One, Inc.	338	637
*	Live Nation Entertainment, Inc.	8,537	460
*	Zynga, Inc.	64,710	590
			1,687

	Energy—2.8%
	Cameco Corporation†	83,981	848

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Core Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Energy—2.8%—(continued)
	New Fortress Energy, Inc.	5,273	$232
	Parsley Energy, Inc.	32,613	306
*	Talos Energy, Inc.	23,439	151
			1,537

	Utilities—1.1%
	IDACORP, Inc.	7,687	614

	Total Common Stocks—101.0% (cost $50,863)		55,028

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/20, due 10/1/20, repurchase price $372, collateralized by U.S. Treasury Note, 0.375%, due 9/30/27, valued at $380	$372	372

	Total Repurchase Agreement—0.7% (cost $372)		372

	Total Investments—101.7% (cost $51,235)		55,400

	Liabilities, plus cash and other assets—(1.7)%		(916)

	Net assets—100.0%		$54,484

ADR = American Depository Receipt
* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Information Technology—26.0%
*	Alarm.com Holdings, Inc.	634,000	$35,028
*	Aspen Technology, Inc.	390,167	49,391
*	Avalara, Inc.	346,215	44,087
	Booz Allen Hamilton Holding Corporation	508,007	42,154
	Brooks Automation, Inc.	838,311	38,780
*	Cree, Inc.	507,738	32,363
	Entegris, Inc.	387,483	28,805
*	Euronet Worldwide, Inc.	414,862	37,794
*	GoDaddy, Inc.	588,960	44,743
*	Guidewire Software, Inc.	243,923	25,434
*	j2 Global, Inc.	407,491	28,207
*	LiveRamp Holdings, Inc.	563,251	29,160
	MAXIMUS, Inc.	285,284	19,516
*	MongoDB, Inc.	131,769	30,506
	National Instruments Corporation	910,075	32,490
*	Nice, Ltd.—ADR	297,292	67,494
*	Novanta, Inc.†	238,681	25,143
*	Proofpoint, Inc.	252,118	26,611
*	Pure Storage, Inc.	3,202,126	49,281
*	Rogers Corporation	161,216	15,809
*	SolarEdge Technologies, Inc.	262,680	62,610
*	Varonis Systems, Inc.	289,256	33,386
			798,792

	Health Care—24.5%
*	ABIOMED, Inc.	108,171	29,970
*	Amedisys, Inc.	202,152	47,795
	Encompass Health Corporation	934,606	60,731
*	Exact Sciences Corporation	528,811	53,912
*	Halozyme Therapeutics, Inc.	1,477,206	38,821
*	HealthEquity, Inc.	853,003	43,819
*	Horizon Therapeutics plc†	1,300,837	101,049
*	Insmed, Inc.	413,884	13,302
*	Insulet Corporation	220,235	52,105
*	iRhythm Technologies, Inc.	251,325	59,843
*	Ligand Pharmaceuticals, Inc.	421,798	40,206
*	Masimo Corporation	118,364	27,941
*	Penumbra, Inc.	295,041	57,350
	STERIS plc†	273,068	48,112
	Teleflex, Inc.	117,421	39,972
*	Veracyte, Inc.	1,232,826	40,055
			754,983

	Industrials—18.1%
*	Axon Enterprise, Inc.	461,300	41,840
*	Builders FirstSource, Inc.	743,700	24,259
	BWX Technologies, Inc.	1,552,031	87,395
*	Generac Holdings, Inc.	264,103	51,141
	HEICO Corporation	254,005	22,520
	Lincoln Electric Holdings, Inc.	248,696	22,890
*	Mercury Systems, Inc.	674,125	52,218
	Ritchie Bros Auctioneers, Inc.†	1,007,391	59,688
*	Teledyne Technologies, Inc.	148,528	46,075
	The Brink’s Co.	996,979	40,966

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Industrials — (continued)
	TransUnion	525,267	$44,191
*	Trex Co., Inc.	901,248	64,529
			557,712

	Consumer Discretionary—11.8%
	Advance Auto Parts, Inc.	283,188	43,469
*	Bright Horizons Family Solutions, Inc.	372,418	56,623
*	Burlington Stores, Inc.	128,795	26,543
*	Etsy, Inc.	527,472	64,157
*	Grand Canyon Education, Inc.	922,084	73,711
*	Helen of Troy, Ltd.†	221,880	42,938
*	National Vision Holdings, Inc.	911,359	34,850
*	Ulta Beauty, Inc.	90,163	20,195
			362,486

	Communication Services—4.4%
	Cable One, Inc.	27,155	51,199
*	Live Nation Entertainment, Inc.	557,264	30,025
*	Zynga, Inc.	5,818,577	53,066
			134,290

	Materials—4.3%
*	Crown Holdings, Inc.	780,564	59,994
	Martin Marietta Materials, Inc.	301,116	70,871
			130,865

	Financials—3.1%
	Ares Management Corporation	866,071	35,007
	FirstCash, Inc.	449,351	25,707
	Virtu Financial, Inc.	1,494,607	34,391
			95,105

	Consumer Staples—2.5%
*	BJ’s Wholesale Club Holdings, Inc.	1,369,138	56,888
	Lamb Weston Holdings, Inc.	303,823	20,134
			77,022

	Real Estate—1.3%
	FirstService Corporation†	302,422	39,886

	Energy—1.0%
	Cameco Corporation†	3,060,600	30,912

	Total Common Stocks—97.0% (cost $2,249,917)		2,982,053

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/20, due 10/1/20, repurchase price $100,085, collateralized by U.S. Treasury Note, 0.375%, due 9/30/27, valued at $102,087	$100,085	$100,085

Total Repurchase Agreement—3.2% (cost $100,085)		100,085

Total Investments—100.2% (cost $2,350,002)		3,082,138

Liabilities, plus cash and other assets—(0.2)%		(7,139)

Net assets—100.0%		$3,074,999

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Industrials—17.8%
	Brady Corporation	466	$19
	Curtiss-Wright Corporation	192	18
	Fortune Brands Home & Security, Inc.	176	15
*	FTI Consulting, Inc.	156	17
	IDEX Corporation	178	32
	Kansas City Southern	149	27
	Simpson Manufacturing Co., Inc.	233	23
	The Toro Co.	332	28
	Westinghouse Air Brake Technologies Corporation	409	25
			204

	Financials—17.3%
	American Financial Group, Inc.	145	10
	CNO Financial Group, Inc.	673	11
	East West Bancorp, Inc.	361	12
	First American Financial Corporation	263	13
	FNB Corporation	1,395	9
	Hancock Whitney Corporation	454	9
	Home BancShares, Inc.	777	12
	National Bank Holdings Corporation	390	10
	PacWest Bancorp	704	12
	Radian Group, Inc.	737	11
	Selective Insurance Group, Inc.	302	16
*	SVB Financial Group	63	15
	The Hanover Insurance Group, Inc.	163	15
	Umpqua Holdings Corporation	1,261	13
	Voya Financial, Inc.	383	18
	Western Alliance Bancorp	411	13
			199

	Consumer Discretionary—13.4%
*	Deckers Outdoor Corporation	82	18
	Dunkin’ Brands Group, Inc.	336	28
*	Helen of Troy, Ltd.†	116	22
*	Murphy USA, Inc.	137	18
	PulteGroup, Inc.	549	25
	Service Corporation International	407	17
*	TopBuild Corporation	153	26
			154

	Real Estate—12.1%
	American Assets Trust, Inc.	566	14
	American Campus Communities, Inc.	340	12
	Americold Realty Trust	388	14
	CoreSite Realty Corporation	43	5
	Equity LifeStyle Properties, Inc.	328	20
	Healthcare Realty Trust, Inc.	716	22
	Highwoods Properties, Inc.	389	13
	Life Storage, Inc.	203	21
	Terreno Realty Corporation	328	18
			139

	Information Technology—7.8%
*	Arista Networks, Inc.	68	14

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Information Technology — (continued)
	Booz Allen Hamilton Holding Corporation	194	$16
*	Cadence Design Systems, Inc.	162	17
*	Ciena Corporation	348	14
*	Inphi Corporation	95	11
	MAXIMUS, Inc.	266	18
			90

	Health Care—7.5%
*	Bio-Rad Laboratories, Inc.	26	13
	CONMED Corporation	135	11
	Encompass Health Corporation	270	18
*	Hologic, Inc.	303	20
	PerkinElmer, Inc.	195	24
			86

	Materials—6.5%
	Avient Corporation	466	12
	FMC Corporation	242	26
	Sensient Technologies Corporation	190	11
	Silgan Holdings, Inc.	322	12
	Steel Dynamics, Inc.	508	14
			75

	Utilities—4.2%
	Alliant Energy Corporation	305	16
	Atmos Energy Corporation	175	17
	IDACORP, Inc.	190	15
			48

	Consumer Staples—4.0%
*	BJ’s Wholesale Club Holdings, Inc.	297	12
	Casey’s General Stores, Inc.	37	7
	J&J Snack Foods Corporation	90	12
	Lamb Weston Holdings, Inc.	226	15
			46

	Energy—3.5%
*	CNX Resources Corporation	1,003	9
	Diamondback Energy, Inc.	246	7
	Helmerich & Payne, Inc.	374	6
	Parsley Energy, Inc.	1,055	10
	Valero Energy Corporation	179	8
			40

	Communication Services—3.1%
	The Interpublic Group of Cos., Inc.	1,198	20
*	Zynga, Inc.	1,665	15
			35

	Total Common Stocks—97.2% (cost $906)		1,116

See accompanying Notes to Portfolio of Investments.

Small-Mid Cap Value Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Value

Cash and other assets, less liabilities—2.8%	$32

Net assets—100.0%	$1,148

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Health Care—26.8%
*	Aerie Pharmaceuticals, Inc.	427,831	$5,036
*	Amicus Therapeutics, Inc.	291,070	4,110
*	AxoGen, Inc.	382,490	4,448
*	CareDx, Inc.	156,907	5,953
*	Codexis, Inc.	422,548	4,961
*	CryoLife, Inc.	238,892	4,412
	Encompass Health Corporation	145,221	9,436
*	GenMark Diagnostics, Inc.	320,530	4,552
*	Halozyme Therapeutics, Inc.	290,300	7,629
*	Hanger, Inc.	380,600	6,021
*	Harmony Biosciences Holdings, Inc.	86,478	2,932
*	Health Catalyst, Inc.	205,018	7,504
*	HealthEquity, Inc.	87,275	4,483
*	Insmed, Inc.	255,600	8,215
*	iRhythm Technologies, Inc.	38,072	9,065
*	LHC Group, Inc.	34,363	7,304
*	Ligand Pharmaceuticals, Inc.	83,908	7,998
*	Merit Medical Systems, Inc.	154,080	6,703
*	Penumbra, Inc.	28,963	5,630
	Simulations Plus, Inc.	84,110	6,339
*	Tabula Rasa HealthCare, Inc.	97,184	3,962
*	Twist Bioscience Corporation	89,446	6,795
	US Physical Therapy, Inc.	47,027	4,086
*	Veracyte, Inc.	197,330	6,411
			143,985

	Information Technology—23.4%
*	Agilysys, Inc.	242,255	5,853
*	Alarm.com Holdings, Inc.	111,610	6,167
	American Software, Inc.	238,760	3,352
	Brooks Automation, Inc.	141,575	6,549
	CMC Materials, Inc.	34,180	4,881
	Computer Services, Inc.	97,139	6,023
*	Euronet Worldwide, Inc.	52,310	4,766
*	Grid Dynamics Holdings, Inc.	913,769	7,063
*	Inphi Corporation	48,170	5,407
*	j2 Global, Inc.	87,992	6,091
*	Knowles Corporation	266,470	3,970
	Littelfuse, Inc.	34,963	6,200
*	LivePerson, Inc.	94,597	4,918
*	LiveRamp Holdings, Inc.	102,290	5,296
*	Novanta, Inc.†	33,920	3,573
*	PDF Solutions, Inc.	190,882	3,571
	Perspecta, Inc.	219,600	4,271
*	Pure Storage, Inc.	462,996	7,126
*	SiTime Corporation	97,835	8,221
*	Upland Software, Inc.	104,620	3,944
*	Varonis Systems, Inc.	50,470	5,825
*	Verra Mobility Corporation	498,109	4,812
*	WNS Holdings, Ltd.—ADR	120,932	7,735
			125,614

	Industrials—19.4%
	Albany International Corporation	90,375	4,475

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Industrials — (continued)
	BWX Technologies, Inc.	206,389	$11,622
*	Casella Waste Systems, Inc.	165,220	9,228
	Douglas Dynamics, Inc.	149,963	5,129
*	Ducommun, Inc.	244,409	8,046
*	Energy Recovery, Inc.	61,821	507
	ESCO Technologies, Inc.	47,386	3,817
*	Forrester Research, Inc.	131,763	4,321
*	IAA, Inc.	89,080	4,638
	John Bean Technologies Corporation	41,954	3,855
	Lincoln Electric Holdings, Inc.	44,800	4,123
	Luxfer Holdings plc†	388,135	4,871
*	Mercury Systems, Inc.	83,286	6,451
*	Montrose Environmental Group, Inc.	133,266	3,174
*	PAE, Inc.	877,988	7,463
	Ritchie Bros Auctioneers, Inc.†	126,375	7,488
	The Brink’s Co.	191,766	7,880
*	Trex Co., Inc.	57,560	4,121
*	Willdan Group, Inc.	109,578	2,795
			104,004

	Consumer Discretionary—11.9%
	Aaron’s, Inc.	159,827	9,054
*	Boot Barn Holdings, Inc.	368,394	10,367
*	dMY Technology Group, Inc.	407,020	5,194
*	Grand Canyon Education, Inc.	96,492	7,714
*	Laureate Education, Inc.	321,782	4,273
	Lithia Motors, Inc.	34,699	7,909
*	National Vision Holdings, Inc.	242,128	9,259
*	Revolve Group, Inc.	263,544	4,330
*	Skyline Champion Corporation	193,700	5,185
	Winmark Corporation	4,839	833
			64,118

	Financials—6.2%
*	Encore Capital Group, Inc.	181,683	7,011
	FirstCash, Inc.	132,718	7,593
	Home BancShares, Inc.	290,298	4,401
	LPL Financial Holdings, Inc.	53,870	4,130
*	Open Lending Corporation	244,017	6,222
*	StepStone Group, Inc.	155,989	4,151
			33,508

	Consumer Staples—2.8%
*	BJ’s Wholesale Club Holdings, Inc.	145,280	6,037
*	Darling Ingredients, Inc.	251,190	9,050
			15,087

	Real Estate—2.6%
	Colliers International Group, Inc.†	79,199	5,282
	FirstService Corporation†	64,607	8,521
			13,803

	Communication Services—2.6%
*	PropTech Acquisition Corporation	339,269	3,776

See accompanying Notes to Portfolio of Investments.

Small Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Communication Services— (continued)
*	QuinStreet, Inc.	627,235	$9,935
			13,711

	Energy—1.2%
	Cameco Corporation†	628,760	6,350

	Materials—1.1%
	Orion Engineered Carbons S.A.†	477,837	5,978

	Total Common Stocks—98.0% (cost $423,058)		526,158

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/20, due 10/1/20, repurchase price $7,610, collateralized by U.S. Treasury Note, 0.375%, due 9/30/27, valued at $7,762	$7,610	7,610

	Total Repurchase Agreement—1.4% (cost $7,610)		7,610

	Total Investments—99.4% (cost $430,668)		533,768

	Cash and other assets, less liabilities—0.6%		3,372

	Net assets—100.0%		$537,140

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Financials—24.1%
	Banc of California, Inc.	41,520	$420
	Banner Corporation	19,655	634
	Boston Private Financial Holdings, Inc.	120,652	666
	Cadence BanCorp	59,675	513
	CNO Financial Group, Inc.	58,531	939
	First American Financial Corporation	10,955	558
	FNB Corporation	104,412	708
	Glacier Bancorp, Inc.	27,226	873
	Hancock Whitney Corporation	46,237	870
	Home BancShares, Inc.	70,840	1,074
	Horace Mann Educators Corporation	25,398	848
	National Bank Holdings Corporation	29,963	786
	OceanFirst Financial Corporation	43,231	592
	PacWest Bancorp	37,964	648
	Radian Group, Inc.	72,726	1,062
	Renasant Corporation	29,213	664
	Sandy Spring Bancorp, Inc.	30,324	700
*	Seacoast Banking Corporation of Florida	43,401	782
	Selective Insurance Group, Inc.	23,802	1,226
	The Hanover Insurance Group, Inc.	10,456	974
	Umpqua Holdings Corporation	73,128	777
	Western Alliance Bancorp	29,394	929
			17,243

	Industrials—17.1%
	Brady Corporation	39,212	1,569
	Curtiss-Wright Corporation	14,052	1,311
	ESCO Technologies, Inc.	13,274	1,069
	Federal Signal Corporation	24,146	706
*	FTI Consulting, Inc.	10,232	1,084
*	Gibraltar Industries, Inc.	23,048	1,501
*	Saia, Inc.	7,590	957
	Simpson Manufacturing Co., Inc.	13,099	1,273
	UniFirst Corporation	6,558	1,242
	Watts Water Technologies, Inc.	15,182	1,521
			12,233

	Consumer Discretionary—12.2%
	Carter’s, Inc.	8,774	760
*	Cavco Industries, Inc.	5,209	939
*	Deckers Outdoor Corporation	5,487	1,207
	Dunkin’ Brands Group, Inc.	17,203	1,409
*	Helen of Troy, Ltd.†	6,650	1,287
*	Monarch Casino & Resort, Inc.	15,483	691
*	Murphy USA, Inc.	7,655	982
*	TopBuild Corporation	8,632	1,473
			8,748

	Real Estate—10.5%
	Agree Realty Corporation	17,049	1,085
	American Assets Trust, Inc.	36,005	867
	Americold Realty Trust	15,791	565
	CoreSite Realty Corporation	5,227	621
	Healthcare Realty Trust, Inc.	45,403	1,368

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Real Estate — (continued)
	Highwoods Properties, Inc.	26,722	$897
	Life Storage, Inc.	9,924	1,045
	Terreno Realty Corporation	19,566	1,071
			7,519

	Information Technology—6.5%
*	Inphi Corporation	4,490	504
*	j2 Global, Inc.	9,845	681
*	LiveRamp Holdings, Inc.	16,008	829
	MAXIMUS, Inc.	13,275	908
	Perspecta, Inc.	27,797	541
*	Semtech Corporation	10,309	546
*	Viavi Solutions, Inc.	56,737	666
			4,675

	Health Care—6.5%
	CONMED Corporation	17,481	1,375
	Encompass Health Corporation	22,051	1,433
*	Integer Holdings Corporation	16,759	989
*	Magellan Health, Inc.	10,824	820
			4,617

	Utilities—5.7%
	Black Hills Corporation	17,923	959
	IDACORP, Inc.	10,523	841
	ONE Gas, Inc.	16,592	1,145
	PNM Resources, Inc.	28,118	1,162
			4,107

	Materials—5.7%
	Avient Corporation	28,199	746
	Carpenter Technology Corporation	26,812	487
	Minerals Technologies, Inc.	17,549	897
	Sensient Technologies Corporation	13,871	801
	Silgan Holdings, Inc.	30,801	1,132
			4,063

	Consumer Staples—4.8%
*	BJ’s Wholesale Club Holdings, Inc.	16,961	705
	Casey’s General Stores, Inc.	3,415	607
*	Darling Ingredients, Inc.	38,813	1,398
	J&J Snack Foods Corporation	5,580	727
			3,437

	Energy—4.2%
	Archrock, Inc.	92,946	500
	Brigham Minerals, Inc. Class “A”	54,684	488
	Cactus, Inc. Class “A”	19,141	368
*	CNX Resources Corporation	63,785	602
*	Dril-Quip, Inc.	8,352	207
	HollyFrontier Corporation	17,874	352
*	PDC Energy, Inc.	41,807	518
			3,035

See accompanying Notes to Portfolio of Investments.

Small Cap Value Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Communication Services—1.7%
*	QuinStreet, Inc.	29,305	$464
	The Interpublic Group of Cos., Inc.	19,497	325
*	Zynga, Inc.	44,379	405
			1,194

	Total Common Stocks—99.0% (cost $63,318)		70,871

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/20, due 10/1/20, repurchase price $702, collateralized by U.S. Treasury Note, 2.750%, due 2/15/28, valued at $716	$702	702

	Total Repurchase Agreement—1.0% (cost $702)		702

	Total Investments—100.0% (cost $64,020)		71,573

	Liabilities, plus cash and other assets—(0.0)%		(3)

	Net assets—100.0%		$71,570

* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Western Hemisphere—50.4%

	Canada—2.5%
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	33,524	$1,108
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	4,948	1,630
			2,738

	United States—47.9%
*	Adobe, Inc. (Software)	4,322	2,120
*	Alphabet, Inc. Class “A” (Interactive Media & Services)	2,084	3,054
*	Amazon.com, Inc. (Internet & direct marketing retail)	1,342	4,226
	BlackRock, Inc. (Capital markets)	2,608	1,470
*	Charles River Laboratories International, Inc. (Life sciences tools & services)	4,847	1,098
*	CoStar Group, Inc. (Professional services)	1,482	1,257
	Ecolab, Inc. (Chemicals)	5,436	1,086
*	Edwards Lifesciences Corporation (Health care equipment & supplies)	15,170	1,211
*	Facebook, Inc. Class “A” (Interactive Media & Services)	10,586	2,772
	Fidelity National Information Services, Inc. (IT services)	11,989	1,765
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	3,673	1,444
	Intercontinental Exchange, Inc. (Capital markets)	14,724	1,473
*	Intuitive Surgical, Inc. (Health care equipment & supplies)	1,633	1,159
	JPMorgan Chase & Co. (Banks)	13,310	1,281
	Lockheed Martin Corporation (Aerospace & defense)	3,337	1,279
	Mastercard, Inc. Class “A” (IT services)	7,963	2,693
	NextEra Energy, Inc. (Electric utilities)	3,638	1,010
	NIKE, Inc. Class “B” (Textiles, apparel & luxury goods)	14,102	1,770
*	PayPal Holdings, Inc. (IT services)	10,501	2,069
	Prologis, Inc. (Equity REIT)	11,001	1,107
	Roper Technologies, Inc. (Industrial conglomerates)	3,929	1,552
*	salesforce.com, Inc. (Software)	11,381	2,860
	The Estee Lauder Cos., Inc. Class “A” (Personal products)	7,015	1,531
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	3,842	1,696
*	Ulta Beauty, Inc. (Specialty retail)	5,569	1,247
	Union Pacific Corporation (Road & rail)	8,465	1,667
	UnitedHealth Group, Inc. (Health care providers & services)	6,312	1,968
*	Veeva Systems, Inc. Class “A” (Health care technology)	2,990	841
*	Workday, Inc. Class “A” (Software)	8,470	1,822
	Zoetis, Inc. (Pharmaceuticals)	9,818	1,624
			52,152

	Europe—21.6%

	Denmark—4.1%
	Chr Hansen Holding A/S (Chemicals)	10,230	1,137
	DSV PANALPINA A/S (Air freight & logistics)	11,287	1,844
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	20,998	1,453
			4,434

	France—3.0%
*	Airbus SE (Aerospace & defense)	20,707	1,507
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	3,665	1,716
			3,223

	Germany—3.8%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	81,573	2,306

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe—21.6%—(continued)

	Germany — (continued)
	MTU Aero Engines AG (Aerospace & defense)	6,730	$1,121
	Rational AG (Machinery)	880	690
			4,117

	Ireland—2.2%
	Allegion plc (Building products)†	7,596	751
	Aptiv plc (Auto components)†	18,154	1,665
			2,416

	Netherlands—1.1%
*	Adyen N.V. (IT services)	658	1,213

	Sweden—4.4%
	Atlas Copco AB Class “A” (Machinery)	39,949	1,913
*	Hexagon AB Class “B” (Electronic equipment, instruments & components)	28,979	2,193
*	Indutrade AB (Trading companies & distributors)	13,785	740
			4,846

	Switzerland—3.0%
	Lonza Group AG (Life sciences tools & services)	2,769	1,710
	Partners Group Holding AG (Capital markets)	1,690	1,555
			3,265

	Emerging Asia—9.7%

	China—5.9%
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	90,144	3,206
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	48,300	813
	Tencent Holdings, Ltd. (Interactive Media & Services)	37,300	2,462
			6,481

	India—1.0%
*	HDFC Bank, Ltd.—ADR (Banks)	21,101	1,054

	Taiwan—2.8%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	37,893	3,072

	Japan—6.4%
	Daikin Industries, Ltd. (Building products)	9,500	1,738
	Keyence Corporation (Electronic equipment, instruments & components)	4,200	1,951
	Nihon M&A Center, Inc. (Professional services)	35,300	2,002
	SMC Corporation (Machinery)	2,400	1,330
			7,021

	Asia—5.0%

	Australia—3.0%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	53,351	1,145
*	Atlassian Corporation plc Class “A” (Software)†	4,910	892
	CSL, Ltd. (Biotechnology)	6,332	1,302
			3,339

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Asia—5.0%—(continued)

	Hong Kong—1.5%
	AIA Group, Ltd. (Insurance)	167,000	$1,636

	New Zealand—0.5%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	23,811	524

	United Kingdom—3.2%
	Compass Group plc (Hotels, restaurants & leisure)	79,963	1,206
	Experian plc (Professional services)	27,099	1,021
	Halma plc (Electronic equipment, instruments & components)	15,444	467
*	Rentokil Initial plc (Commercial services & supplies)	114,651	793
			3,487

	Emerging Latin America—1.7%

	Argentina—1.7%
*	Globant S.A. (Software)†	5,679	1,017
*	MercadoLibre, Inc. (Internet & direct marketing retail)	739	800
			1,817

	Total Common Stocks—98.0% (cost $63,091)		106,835

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/20, due 10/1/20, repurchase price $2,398, collateralized by U.S. Treasury Note, 0.375%, due 9/30/27, valued at $2,446	$2,398	2,398

	Total Repurchase Agreement—2.2% (cost $2,398)		2,398

	Total Investments—100.2% (cost $65,489)		109,233

	Liabilities, plus cash and other assets—(0.2)%		(248)

	Net assets—100.0%		$108,985

ADR = American Depository Receipt
REIT = Real Estate Investment Trust
† = U.S. listed foreign security
* = Non-income producing security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Global Leaders Fund

Portfolio of Investments, September 30, 2020 (unaudited)

At September 30, 2020, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	24.8%
Industrials	19.8%
Consumer Discretionary	18.2%
Health Care	15.0%
Financials	9.0%
Communication Services	7.8%
Materials	2.1%
Consumer Staples	1.4%
Real Estate	1.0%
Utilities	0.9%
Total	100.0%

At September 30, 2020, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	60.0%
Euro	8.0%
Hong Kong Dollar	7.6%
Japanese Yen	6.6%
Swedish Krona	4.5%
Danish Krone	4.1%
British Pound Sterling	3.3%
Swiss Franc	3.1%
Australian Dollar	2.3%
All Other Currencies	0.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe—46.1%

	Denmark—6.9%
	Chr Hansen Holding A/S (Chemicals)	37,283	$4,144
	Coloplast A/S Class “B” (Health care equipment & supplies)	92,390	14,601
	DSV PANALPINA A/S (Air freight & logistics)	66,170	10,811
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	221,815	15,347
	Orsted A/S (Electric utilities)	106,040	14,619
			59,522

	Finland—1.3%
	Neste Oyj (Oil, gas & consumable fuels)	220,818	11,643

	France—10.1%
*	Airbus SE (Aerospace & defense)	121,668	8,854
	Capgemini SE (IT services)	106,509	13,705
	L’Oreal S.A. (Personal products)	38,525	12,539
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	50,693	23,738
*	Safran S.A. (Aerospace & defense)	115,209	11,406
	Sartorius Stedim Biotech (Life sciences tools & services)	24,315	8,399
	Teleperformance (Professional services)	28,449	8,792
			87,433

	Germany—5.8%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	688,678	19,472
	Rational AG (Machinery)	14,538	11,403
	SAP SE (Software)	100,858	15,699
*	TeamViewer AG (Software)	74,111	3,660
			50,234

	Ireland—2.0%
*	Kingspan Group plc (Building products)	185,109	16,863

	Netherlands—3.7%
*	Adyen N.V. (IT services)	11,124	20,509
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	31,268	11,537
			32,046

	Norway—1.0%
*	TOMRA Systems ASA (Commercial services & supplies)	194,529	8,386

	Spain—1.1%
	Amadeus IT Group S.A. (IT services)	172,926	9,649

	Sweden—5.5%
	Atlas Copco AB Class “A” (Machinery)	359,242	17,200
*	Hexagon AB Class “B” (Electronic equipment, instruments & components)	283,846	21,482
*	Nibe Industrier AB Class “B” (Building products)	333,547	8,607
			47,289

	Switzerland—8.7%
	Lonza Group AG (Life sciences tools & services)	33,966	20,969
	Partners Group Holding AG (Capital markets)	14,011	12,894
	Sika AG (Chemicals)	60,897	14,962
	Straumann Holding AG (Health care equipment & supplies)	14,975	15,120

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe—46.1%—(continued)

	Switzerland — (continued)
	Temenos AG (Software)	82,422	$11,101
			75,046

	Emerging Asia—20.4%

	China—13.5%
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	1,003,656	35,691
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	383,517	9,128
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	34,500	8,452
	NetEase, Inc. (Entertainment)	858,875	15,282
*	TAL Education Group—ADR (Diversified consumer services)	253,048	19,242
	Tencent Holdings, Ltd. (Interactive Media & Services)	432,800	28,565
			116,360

	India—3.1%
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	356,979	8,385
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	629,379	18,550
			26,935

	Taiwan—2.7%
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	1,590,000	23,772

	Thailand—1.1%
*	Sea, Ltd.—ADR (Entertainment)	60,161	9,267

	United Kingdom—10.7%
	Ashtead Group plc (Trading companies & distributors)	292,977	10,585
	Compass Group plc (Hotels, restaurants & leisure)	595,260	8,979
	Experian plc (Professional services)	454,212	17,114
	Halma plc (Electronic equipment, instruments & components)	276,782	8,375
	London Stock Exchange Group plc (Capital markets)	138,023	15,808
*	Rentokil Initial plc (Commercial services & supplies)	1,467,625	10,143
	Segro plc (Equity REIT)	989,154	11,900
	Spirax-Sarco Engineering plc (Machinery)	66,676	9,520
			92,424

	Japan—9.9%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	202,800	6,346
	Daikin Industries, Ltd. (Building products)	88,100	16,122
	Hoya Corporation (Health care equipment & supplies)	130,400	14,664
	Keyence Corporation (Electronic equipment, instruments & components)	50,000	23,221
	Nihon M&A Center, Inc. (Professional services)	168,600	9,560
	SMC Corporation (Machinery)	28,100	15,576
			85,489

	Asia—6.0%

	Australia—3.4%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	403,457	8,661
*	Atlassian Corporation plc Class “A” (Software)†	36,875	6,704

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Asia—6.0%—(continued)

	Australia — (continued)
	CSL, Ltd. (Biotechnology)	67,650	$13,906
			29,271

	Hong Kong—1.7%
	AIA Group, Ltd. (Insurance)	1,549,800	15,178

	New Zealand—0.9%
	Fisher & Paykel Healthcare Corp., Ltd. Class “C” (Health care equipment & supplies)	341,991	7,527

	Canada—4.8%
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	115,239	3,810
	Canadian National Railway Co. (Road & rail)	168,761	17,973
	Dollarama, Inc. (Multiline retail)	235,906	9,042
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	33,874	11,157
			41,982

	Emerging Latin America—1.5%

	Argentina—1.5%
*	MercadoLibre, Inc. (Internet & direct marketing retail)	11,661	12,623

	Total Common Stocks—99.4% (cost $632,579)		858,939

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/20, due 10/1/20, repurchase price $5,620, collateralized by U.S. Treasury Note, 0.375%, due 9/30/27, valued at $5,732	$5,620	5,620

	Total Repurchase Agreement—0.6% (cost $5,620)		5,620

	Total Investments—100.0% (cost $638,199)		864,559

	Liabilities, plus cash and other assets—(0.0)%		(258)

	Net assets—100.0%		$864,301

ADR = American Depository Receipt
REIT = Real Estate Investment Trust
* = Non-income producing security
† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Leaders Fund

Portfolio of Investments, September 30, 2020 (unaudited)

At September 30, 2020, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	24.4%
Information Technology	22.0%
Consumer Discretionary	15.0%
Health Care	13.6%
Financials	6.5%
Communication Services	6.2%
Energy	3.5%
Consumer Staples	3.5%
Materials	2.2%
Utilities	1.7%
Real Estate	1.4%
Total	100.0%

At September 30, 2020, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	24.2%
Hong Kong Dollar	11.0%
British Pound Sterling	10.8%
Japanese Yen	10.0%
Swiss Franc	8.7%
U.S. Dollar	7.3%
Danish Krone	6.9%
Swedish Krona	5.5%
Canadian Dollar	3.1%
Indian Rupee	3.1%
New Taiwan Dollar	2.8%
Australian Dollar	2.6%
Chinese Yuan Renminbi	2.1%
All Other Currencies	1.9%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—42.5%

	Belgium—0.4%
	Melexis N.V. (Semiconductors & semiconductor equipment)	30,090	$2,344
	Warehouses De Pauw CVA (Equity REIT)	132,555	4,827
			7,171

	Denmark—5.5%
	Chr Hansen Holding A/S (Chemicals)	74,539	8,285
	Coloplast A/S Class “B” (Health care equipment & supplies)	64,937	10,262
	DSV PANALPINA A/S (Air freight & logistics)	217,862	35,596
*	Genmab A/S (Biotechnology)	41,009	14,854
*	Netcompany Group A/S (Software)	56,909	4,719
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	278,808	19,291
	Orsted A/S (Electric utilities)	93,757	12,925
	Royal Unibrew A/S (Beverages)	43,127	4,453
	Tryg A/S (Insurance)	81,820	2,582
			112,967

	Faroe Islands—0.1%
*	Bakkafrost P/F (Food products)	39,616	2,555

	Finland—1.0%
	Neste Oyj (Oil, gas & consumable fuels)	391,589	20,647

	France—8.4%
*	Airbus SE (Aerospace & defense)	290,723	21,157
	Dassault Systemes SE (Software)	85,744	16,060
	Hermes International (Textiles, apparel & luxury goods)	8,961	7,735
	Kering S.A. (Textiles, apparel & luxury goods)	26,744	17,798
	L’Oreal S.A. (Personal products)	59,975	19,520
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	55,196	25,847
*	Orpea (Health care providers & services)	38,794	4,415
	Rubis SCA (Gas utilities)	55,339	2,221
*	Safran S.A. (Aerospace & defense)	210,115	20,802
	Sartorius Stedim Biotech (Life sciences tools & services)	25,122	8,677
	Teleperformance (Professional services)	52,704	16,288
*	Worldline S.A. (IT services)	151,815	12,481
			173,001

	Germany—5.7%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	41,356	5,237
*	HelloFresh SE (Internet & direct marketing retail)	91,754	5,119
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	901,788	25,497
	KION Group AG (Machinery)	85,000	7,293
	MTU Aero Engines AG (Aerospace & defense)	115,361	19,206
*	Puma SE (Textiles, apparel & luxury goods)	126,152	11,368
	SAP SE (Software)	134,564	20,945
*	TeamViewer AG (Software)	177,923	8,786
	Vonovia SE (Real estate management & development)	206,633	14,192
			117,643

	Ireland—2.1%
*	ICON plc (Life sciences tools & services)†	72,377	13,830
	Kerry Group plc Class “A” (Food products)	82,925	10,646

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—42.5%—(continued)

	Ireland — (continued)
*	Kingspan Group plc (Building products)	196,770	$17,926
			42,402

	Israel—0.7%
*	CyberArk Software, Ltd. (Software)†	38,480	3,980
*	Wix.com, Ltd. (IT services)†	36,100	9,200
			13,180

	Italy—0.5%
*	Amplifon SpA (Health care providers & services)	139,675	5,003
*	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	82,123	2,507
*	Moncler SpA (Textiles, apparel & luxury goods)	74,846	3,070
			10,580

	Luxembourg—0.4%
*	Eurofins Scientific SE (Life sciences tools & services)	10,869	8,607

	Netherlands—3.7%
*	Adyen N.V. (IT services)	13,975	25,765
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	96,757	35,701
	BE Semiconductor Industries N.V. (Semiconductors & semiconductor equipment)	84,578	3,629
	Euronext N.V. (Capital markets)	43,661	5,472
	IMCD N.V. (Trading companies & distributors)	42,748	5,092
			75,659

	Norway—0.4%
*	TOMRA Systems ASA (Commercial services & supplies)	197,371	8,508

	Spain—0.9%
	Amadeus IT Group S.A. (IT services)	339,347	18,935

	Sweden—5.4%
*	AAK AB (Food products)	124,585	2,325
	AddTech AB Class “B” (Trading companies & distributors)	92,160	1,210
	Atlas Copco AB Class “A” (Machinery)	724,415	34,685
	Beijer Ref AB (Trading companies & distributors)	120,981	4,001
	Evolution Gaming Group AB (Hotels, restaurants & leisure)	174,245	11,572
	Fabege AB (Real estate management & development)	224,177	3,111
*	Hexagon AB Class “B” (Electronic equipment, instruments & components)	353,351	26,743
*	Indutrade AB (Trading companies & distributors)	131,197	7,043
	Lifco AB Class “B” (Industrial conglomerates)	61,351	4,765
*	Nibe Industrier AB Class “B” (Building products)	242,078	6,247
*	Nolato AB Class “B” (Industrial conglomerates)	54,262	5,289
*	Vitrolife AB (Biotechnology)	100,565	2,758
			109,749

	Switzerland—7.3%
	Belimo Holding AG (Building products)	518	3,914
	Logitech International S.A. (Technology hardware, storage & peripherals)	131,682	10,248
	Lonza Group AG (Life sciences tools & services)	45,304	27,968
	Partners Group Holding AG (Capital markets)	17,261	15,884
	SIG Combibloc Group AG (Containers & packaging)	228,353	4,584

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—42.5%—(continued)

	Switzerland — (continued)
	Sika AG (Chemicals)	112,432	$27,624
	Softwareone Holding AG (Electronic equipment, instruments & components)	152,031	4,250
	STMicroelectronics N.V. (Semiconductors & semiconductor equipment)	529,623	16,300
	Straumann Holding AG (Health care equipment & supplies)	14,091	14,228
	Tecan Group AG (Life sciences tools & services)	14,126	7,040
	Temenos AG (Software)	67,542	9,097
	VAT Group AG (Machinery)	26,039	4,979
*	Zur Rose Group AG (Food & staples retailing)	10,444	2,495
			148,611

	Emerging Asia—24.4%

	China—15.9%
	A-Living Services Co., Ltd. Class “H” (Commercial services & supplies)	711,750	3,600
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	1,000,116	7,551
	AK Medical Holdings, Ltd. (Health care equipment & supplies)	828,000	2,113
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	1,409,084	50,109
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	2,232,100	8,007
	Country Garden Services Holdings Co., Ltd. (Commercial services & supplies)	1,667,000	10,723
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	326,859	7,780
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	486,970	7,361
*	JD.com, Inc. Class “A” (Internet & direct marketing retail)	428,300	16,237
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	51,953	12,728
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	3,455,500	16,051
*	Meituan Dianping Class “B” (Internet & direct marketing retail)	479,300	14,954
	NAURA Technology Group Co., Ltd. Class “A” (Electronic equipment, instruments & components)	176,213	4,115
	NetEase, Inc. (Entertainment)	953,225	16,961
	Offcn Education Technology Co., Ltd. Class “A” (Diversified consumer services)	938,121	4,495
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,998,000	20,495
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class “A” (Health care equipment & supplies)	98,450	5,030
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	451,000	7,594
	Silergy Corporation (Semiconductors & semiconductor equipment)	148,000	8,713
*	TAL Education Group—ADR (Diversified consumer services)	299,695	22,789
	Tencent Holdings, Ltd. (Interactive Media & Services)	711,300	46,945
*	Tencent Music Entertainment Group—ADR (Entertainment)	202,821	2,996
*	Topchoice Medical Corporation Class “A” (Health care providers & services)	202,439	6,352
*	Venus MedTech Hangzhou, Inc. Class “H” (Health care equipment & supplies)	145,000	1,540
	Will Semiconductor, Ltd. Class “A” (Semiconductors & semiconductor equipment)	81,877	2,132
	WuXi AppTec Co., Ltd. Class “A” (Life sciences tools & services)	288,214	4,295
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	571,000	13,895
			325,561

	India—2.0%
*	HDFC Bank, Ltd. (Banks)	478,839	6,996
	Ipca Laboratories, Ltd. (Pharmaceuticals)	118,541	3,493
	Pidilite Industries, Ltd. (Chemicals)	158,341	3,065
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	915,318	27,110
			40,664

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—24.4%—(continued)

	Indonesia—0.7%
	PT Bank Central Asia Tbk (Banks)	8,728,200	$15,896

	South Korea—1.1%
	Kakao Corporation (Interactive Media & Services)	36,526	11,384
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	30,102	11,158
			22,542

	Taiwan—3.4%
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	257,000	3,407
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	1,159,000	24,291
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	514,404	41,703
			69,401

	Thailand—1.3%
	Airports of Thailand PCL (Transportation infrastructure)	1,401,900	2,500
	Carabao Group PCL Class “F” (Beverages)	790,300	2,918
*	Sea, Ltd.—ADR (Entertainment)	139,638	21,510
			26,928

	Japan—12.1%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	282,500	8,840
*	BASE, Inc. (IT services)	52,600	5,486
	Benefit One, Inc. (Professional services)	191,200	4,808
	Daikin Industries, Ltd. (Building products)	122,600	22,436
	Disco Corporation (Semiconductors & semiconductor equipment)	43,400	10,457
	GMO Payment Gateway, Inc. (IT services)	48,900	5,212
	Harmonic Drive Systems, Inc. (Machinery)	81,200	5,189
	Hoya Corporation (Health care equipment & supplies)	135,000	15,181
	Keyence Corporation (Electronic equipment, instruments & components)	82,700	38,408
	Meitec Corporation (Professional services)	43,100	2,186
	MISUMI Group, Inc. (Machinery)	208,100	5,791
	MonotaRO Co., Ltd. (Trading companies & distributors)	185,800	9,196
	Nihon M&A Center, Inc. (Professional services)	211,500	11,992
	Nomura Research Institute, Ltd. (IT services)	367,100	10,773
	NS Solutions Corporation (IT services)	74,700	2,295
	Olympus Corporation (Health care equipment & supplies)	99,400	2,057
	Omron Corporation (Electronic equipment, instruments & components)	288,100	22,345
	Persol Holdings Co., Ltd. (Professional services)	308,900	4,988
	Shimadzu Corporation (Electronic equipment, instruments & components)	185,000	5,596
	SMC Corporation (Machinery)	50,700	28,103
	Sushiro Global Holdings, Ltd. (Hotels, restaurants & leisure)	145,700	3,658
	TechnoPro Holdings, Inc. (Professional services)	71,000	4,389
	Terumo Corporation (Health care equipment & supplies)	297,400	11,787
	TIS, Inc. (IT services)	346,600	7,322
			248,495

	United Kingdom—10.4%
	3i Group plc (Capital markets)	528,341	6,794
	Abcam plc (Biotechnology)	134,558	2,125
	Ashtead Group plc (Trading companies & distributors)	325,118	11,746
	Avast plc (Software)	904,110	6,148

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	United Kingdom—10.4%—(continued)
	AVEVA Group plc (Software)	103,427	$6,387
	Big Yellow Group plc (Equity REIT)	283,905	3,810
*	boohoo Group plc (Internet & direct marketing retail)	958,630	4,645
	Compass Group plc (Hotels, restaurants & leisure)	1,073,625	16,195
	Croda International plc (Chemicals)	107,645	8,681
	Experian plc (Professional services)	623,034	23,475
*	Greggs plc (Hotels, restaurants & leisure)	239,282	3,628
	Halma plc (Electronic equipment, instruments & components)	512,849	15,518
	Intermediate Capital Group plc (Capital markets)	408,847	6,294
	Intertek Group plc (Professional services)	122,980	10,051
	London Stock Exchange Group plc (Capital markets)	175,709	20,124
	RELX plc (Professional services)	553,518	12,328
*	Renishaw plc (Electronic equipment, instruments & components)	60,599	4,395
*	Rentokil Initial plc (Commercial services & supplies)	2,037,912	14,084
	Rotork plc (Machinery)	1,438,788	5,239
	Segro plc (Equity REIT)	1,035,061	12,453
	Softcat plc (IT services)	206,853	3,222
	Spirax-Sarco Engineering plc (Machinery)	92,648	13,228
*	Trainline plc (Internet & direct marketing retail)	439,682	2,060
			212,630

	Canada—3.8%
	Alimentation Couche-Tard, Inc. Class “B” (Food & staples retailing)	408,021	14,209
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	148,138	4,897
	Canadian National Railway Co. (Road & rail)	274,871	29,274
	Enghouse Systems, Ltd. (Software)	66,072	3,611
*	Kinaxis, Inc. (Software)	34,386	5,062
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	55,401	18,247
	Toromont Industries, Ltd. (Trading companies & distributors)	50,029	2,994
			78,294

	Asia—3.6%

	Australia—2.2%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	549,060	11,786
*	Atlassian Corporation plc Class “A” (Software)†	64,072	11,648
	CSL, Ltd. (Biotechnology)	62,998	12,950
	Goodman Group (Equity REIT)	650,618	8,360
			44,744

	Hong Kong—1.4%
	AIA Group, Ltd. (Insurance)	2,980,200	29,186

	Emerging Latin America—1.9%

	Argentina—0.8%
*	Globant S.A. (Software)†	30,968	5,550
*	MercadoLibre, Inc. (Internet & direct marketing retail)	9,950	10,771
			16,321

	Brazil—1.0%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	860,800	8,432
	Magazine Luiza S.A. (Multiline retail)	478,900	7,607

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Latin America—1.9%—(continued)

	Brazil — (continued)
	Notre Dame Intermedica Participacoes S.A. (Health care providers & services)	366,100	$4,241
			20,280

	Mexico—0.1%
*	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	25,660	2,977

	Emerging Europe—0.6%

	Russia—0.6%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	182,070	11,880

	Total Common Stocks—99.3% (cost $1,291,024)		2,036,014

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/20, due 10/1/20, repurchase price $4,233, collateralized by U.S. Treasury Note, 0.375%, due 9/30/27, valued at $4,318	$4,233	4,233

	Total Repurchase Agreement—0.2% (cost $4,233)		4,233

	Total Investments—99.5% (cost $1,295,257)		2,040,247

	Cash and other assets, less liabilities—0.5%		9,632

	Net assets—100.0%		$2,049,879

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Growth Fund

Portfolio of Investments, September 30, 2020 (unaudited)

At September 30, 2020, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	25.7%
Industrials	23.2%
Consumer Discretionary	14.5%
Health Care	12.3%
Financials	7.0%
Communication Services	5.5%
Consumer Staples	3.9%
Materials	2.6%
Energy	2.3%
Real Estate	2.3%
Utilities	0.7%
Total	100.0%

At September 30, 2020, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	23.4%
Hong Kong Dollar	12.3%
Japanese Yen	12.2%
British Pound Sterling	10.5%
U.S. Dollar	8.9%
Swiss Franc	6.5%
Danish Krone	5.6%
Swedish Krona	5.4%
Chinese Yuan Renminbi	3.4%
Canadian Dollar	2.7%
Indian Rupee	2.0%
New Taiwan Dollar	1.8%
Australian Dollar	1.6%
South Korean Won	1.1%
All Other Currencies	2.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—42.4%

	Belgium—0.4%
	Melexis N.V. (Semiconductors & semiconductor equipment)	17,751	$1,383
	Warehouses De Pauw CVA (Equity REIT)	78,197	2,848
			4,231

	Denmark—5.5%
	Chr Hansen Holding A/S (Chemicals)	43,973	4,888
	Coloplast A/S Class “B” (Health care equipment & supplies)	38,308	6,054
	DSV PANALPINA A/S (Air freight & logistics)	128,522	20,999
*	Genmab A/S (Biotechnology)	24,192	8,762
*	Netcompany Group A/S (Software)	33,572	2,784
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	164,475	11,380
	Orsted A/S (Electric utilities)	55,309	7,625
*	Royal Unibrew A/S (Beverages)	25,441	2,627
	Tryg A/S (Insurance)	48,267	1,523
			66,642

	Faroe Islands—0.1%
*	Bakkafrost P/F (Food products)	23,370	1,507

	Finland—1.0%
	Neste Oyj (Oil, gas & consumable fuels)	231,007	12,180

	France—8.4%
*	Airbus SE (Aerospace & defense)	171,504	12,481
	Dassault Systemes SE (Software)	50,582	9,474
	Hermes International (Textiles, apparel & luxury goods)	5,286	4,563
	Kering S.A. (Textiles, apparel & luxury goods)	15,777	10,499
	L’Oreal S.A. (Personal products)	35,381	11,515
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	32,562	15,248
	Orpea (Health care providers & services)	22,885	2,604
	Rubis SCA (Gas utilities)	32,646	1,311
*	Safran S.A. (Aerospace & defense)	123,952	12,271
	Sartorius Stedim Biotech (Life sciences tools & services)	14,820	5,119
	Teleperformance (Professional services)	31,091	9,609
*	Worldline S.A. (IT services)	89,559	7,363
			102,057

	Germany—5.7%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	24,397	3,089
*	HelloFresh SE (Internet & direct marketing retail)	54,128	3,020
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	531,985	15,041
	KION Group AG (Machinery)	50,144	4,303
	MTU Aero Engines AG (Aerospace & defense)	68,054	11,330
*	Puma SE (Textiles, apparel & luxury goods)	74,420	6,706
	SAP SE (Software)	79,383	12,356
*	TeamViewer AG (Software)	104,961	5,184
	Vonovia SE (Real estate management & development)	121,898	8,372
			69,401

	Ireland—2.1%
*	ICON plc (Life sciences tools & services)†	42,697	8,159
	Kerry Group plc Class “A” (Food products)	48,919	6,280

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—42.4%—(continued)

	Ireland — (continued)
	Kingspan Group plc (Building products)	116,079	$10,575
			25,014

	Israel—0.6%
*	CyberArk Software, Ltd. (Software)†	22,700	2,348
*	Wix.com, Ltd. (IT services)†	21,296	5,427
			7,775

	Italy—0.5%
*	Amplifon SpA (Health care providers & services)	82,398	2,951
*	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	48,446	1,479
*	Moncler SpA (Textiles, apparel & luxury goods)	44,153	1,811
			6,241

	Luxembourg—0.4%
*	Eurofins Scientific SE (Life sciences tools & services)	6,412	5,078

	Netherlands—3.7%
*	Adyen N.V. (IT services)	8,244	15,199
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	57,079	21,060
	BE Semiconductor Industries N.V. (Semiconductors & semiconductor equipment)	49,894	2,141
	Euronext N.V. (Capital markets)	25,757	3,228
	IMCD N.V. (Trading companies & distributors)	25,796	3,073
			44,701

	Norway—0.4%
	TOMRA Systems ASA (Commercial services & supplies)	116,434	5,019

	Spain—0.9%
	Amadeus IT Group S.A. (IT services)	200,188	11,170

	Sweden—5.4%
*	AAK AB (Food products)	73,496	1,372
	Addtech AB Class “B” (Trading companies & distributors)	55,875	734
	Atlas Copco AB Class “A” (Machinery)	427,349	20,461
	Beijer Ref AB (Trading companies & distributors)	71,369	2,360
	Evolution Gaming Group AB (Hotels, restaurants & leisure)	102,791	6,827
	Fabege AB (Real estate management & development)	132,247	1,835
*	Hexagon AB Class “B” (Electronic equipment, instruments & components)	208,450	15,776
*	Indutrade AB (Trading companies & distributors)	77,396	4,155
	Lifco AB Class “B” (Industrial conglomerates)	36,192	2,811
*	Nibe Industrier AB Class “B” (Building products)	142,807	3,685
*	Nolato AB Class “B” (Industrial conglomerates)	32,010	3,120
*	Vitrolife AB (Biotechnology)	59,326	1,627
			64,763

	Switzerland—7.3%
	Belimo Holding AG (Building products)	305	2,305
	Logitech International S.A. (Technology hardware, storage & peripherals)	77,682	6,045
	Lonza Group AG (Life sciences tools & services)	26,726	16,499
	Partners Group Holding AG (Capital markets)	10,183	9,371
*	SIG Combibloc Group AG (Containers & packaging)	134,711	2,704

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—42.4%—(continued)

	Switzerland — (continued)
	Sika AG (Chemicals)	66,326	$16,296
*	Softwareone Holding AG (Electronic equipment, instruments & components)	89,687	2,507
	STMicroelectronics N.V. (Semiconductors & semiconductor equipment)	312,437	9,616
	Straumann Holding AG (Health care equipment & supplies)	8,312	8,393
	Tecan Group AG (Life sciences tools & services)	8,333	4,153
	Temenos AG (Software)	39,844	5,366
	VAT Group AG (Machinery)	15,361	2,937
*	Zur Rose Group AG (Food & staples retailing)	6,161	1,472
			87,664

	Emerging Asia—24.5%

	China—15.9%
	A-Living Services Co., Ltd. Class “H” (Commercial services & supplies)	419,750	2,123
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	590,030	4,455
	AK Medical Holdings, Ltd. (Health care equipment & supplies)	488,000	1,246
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	831,200	29,558
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	1,316,800	4,723
	Country Garden Services Holdings Co., Ltd. (Commercial services & supplies)	983,000	6,323
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	192,840	4,590
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	287,300	4,343
*	JD.com, Inc. Class “A” (Internet & direct marketing retail)	252,650	9,578
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	30,717	7,525
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	2,038,500	9,469
*	Meituan Dianping Class “B” (Internet & direct marketing retail)	282,700	8,820
	NAURA Technology Group Co., Ltd. Class “A” (Electronic equipment, instruments & components)	104,000	2,429
	NetEase, Inc. (Entertainment)	562,300	10,005
	Offcn Education Technology Co., Ltd. Class “A” (Diversified consumer services)	553,400	2,651
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	1,178,500	12,089
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class “A” (Health care equipment & supplies)	58,100	2,969
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	265,400	4,469
	Silergy Corporation (Semiconductors & semiconductor equipment)	87,000	5,122
*	TAL Education Group—ADR (Diversified consumer services)	176,797	13,444
	Tencent Holdings, Ltd. (Interactive Media & Services)	419,600	27,693
*	Tencent Music Entertainment Group—ADR (Entertainment)	119,649	1,767
*	Topchoice Medical Corporation Class “A” (Health care providers & services)	119,400	3,747
*	Venus MedTech Hangzhou, Inc. Class “H” (Health care equipment & supplies)	90,500	961
	Will Semiconductor, Ltd. Class “A” (Semiconductors & semiconductor equipment)	48,270	1,257
	WuXi AppTec Co., Ltd. Class “A” (Life sciences tools & services)	169,964	2,533
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	337,000	8,201
			192,090

	India—2.0%
	HDFC Bank, Ltd. (Banks)	282,478	4,127
	Ipca Laboratories, Ltd. (Pharmaceuticals)	69,930	2,061
	Pidilite Industries, Ltd. (Chemicals)	93,409	1,808
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	539,968	15,993
			23,989

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—24.5%—(continued)

	Indonesia—0.8%
	PT Bank Central Asia Tbk (Banks)	5,148,906	$9,377

	South Korea—1.1%
	Kakao Corporation (Interactive Media & Services)	21,813	6,798
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	17,977	6,664
			13,462

	Taiwan—3.4%
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	152,000	2,015
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	684,000	14,336
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	303,459	24,601
			40,952

	Thailand—1.3%
	Airports of Thailand PCL (Transportation infrastructure)	827,000	1,475
	Carabao Group PCL Class “F” (Beverages)	466,200	1,721
*	Sea, Ltd.—ADR (Entertainment)	82,376	12,689
			15,885

	Japan—12.1%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	166,600	5,213
*	BASE, Inc. (IT services)	31,000	3,233
	Benefit One, Inc. (Professional services)	112,800	2,836
	Daikin Industries, Ltd. (Building products)	72,300	13,231
	Disco Corporation (Semiconductors & semiconductor equipment)	25,600	6,168
	GMO Payment Gateway, Inc. (IT services)	28,800	3,069
	Harmonic Drive Systems, Inc. (Machinery)	47,900	3,061
	Hoya Corporation (Health care equipment & supplies)	79,600	8,951
	Keyence Corporation (Electronic equipment, instruments & components)	48,800	22,664
	Meitec Corporation (Professional services)	25,400	1,289
	MISUMI Group, Inc. (Machinery)	122,700	3,415
	MonotaRO Co., Ltd. (Trading companies & distributors)	109,600	5,425
	Nihon M&A Center, Inc. (Professional services)	124,700	7,071
	Nomura Research Institute, Ltd. (IT services)	216,500	6,353
	NS Solutions Corporation (IT services)	44,100	1,355
	Olympus Corporation (Health care equipment & supplies)	59,400	1,229
	Omron Corporation (Electronic equipment, instruments & components)	169,900	13,178
	Persol Holdings Co., Ltd. (Professional services)	182,200	2,942
	Shimadzu Corporation (Electronic equipment, instruments & components)	110,500	3,342
	SMC Corporation (Machinery)	29,900	16,574
	Sushiro Global Holdings, Ltd. (Hotels, restaurants & leisure)	86,000	2,159
	TechnoPro Holdings, Inc. (Professional services)	41,900	2,590
	Terumo Corporation (Health care equipment & supplies)	175,500	6,956
	TIS, Inc. (IT services)	204,500	4,320
			146,624

	United Kingdom—10.4%
	3i Group plc (Capital markets)	311,681	4,008
	Abcam plc (Biotechnology)	79,379	1,254
	Ashtead Group plc (Trading companies & distributors)	191,795	6,929
	Avast plc (Software)	533,355	3,627

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	United Kingdom—10.4%—(continued)
	AVEVA Group plc (Software)	61,014	$3,768
	Big Yellow Group plc (Equity REIT)	167,482	2,248
*	boohoo Group plc (Internet & direct marketing retail)	565,518	2,740
	Compass Group plc (Hotels, restaurants & leisure)	633,356	9,554
	Croda International plc (Chemicals)	63,502	5,121
	Experian plc (Professional services)	367,542	13,848
	Greggs plc (Hotels, restaurants & leisure)	141,158	2,140
	Halma plc (Electronic equipment, instruments & components)	302,542	9,155
	Intermediate Capital Group plc (Capital markets)	241,188	3,713
	Intertek Group plc (Professional services)	72,549	5,929
	London Stock Exchange Group plc (Capital markets)	103,655	11,872
	RELX plc (Professional services)	326,533	7,272
	Renishaw plc (Electronic equipment, instruments & components)	35,749	2,592
	Rentokil Initial plc (Commercial services & supplies)	1,202,211	8,309
	Rotork plc (Machinery)	848,774	3,091
	Segro plc (Equity REIT)	610,606	7,346
	Softcat plc (IT services)	122,027	1,901
	Spirax-Sarco Engineering plc (Machinery)	54,655	7,803
*	Trainline plc (Internet & direct marketing retail)	259,379	1,215
			125,435

	Canada—3.9%
	Alimentation Couche-Tard, Inc. Class “B” (Food & staples retailing)	240,701	8,382
	Brookfield Asset Management, Inc. Class “A” (Capital markets)†	119,044	3,936
	Canadian National Railway Co. (Road & rail)	162,153	17,269
	Enghouse Systems, Ltd. (Software)	38,978	2,130
*	Kinaxis, Inc. (Software)	20,285	2,986
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	32,682	10,765
	Toromont Industries, Ltd. (Trading companies & distributors)	29,513	1,766
			47,234

	Asia—3.6%

	Australia—2.2%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	323,903	6,953
*	Atlassian Corporation plc Class “A” (Software)†	37,797	6,871
	CSL, Ltd. (Biotechnology)	37,164	7,639
	Goodman Group (Equity REIT)	383,814	4,932
			26,395

	Hong Kong—1.4%
	AIA Group, Ltd. (Insurance)	1,758,063	17,218

	Emerging Latin America—1.9%

	Argentina—0.8%
*	Globant S.A. (Software)†	18,269	3,274
*	MercadoLibre, Inc. (Internet & direct marketing retail)	5,870	6,354
			9,628

	Brazil—1.0%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	507,800	4,974
	Magazine Luiza S.A. (Multiline retail)	282,500	4,487

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Latin America—1.9%—(continued)

	Brazil — (continued)
	Notre Dame Intermedica Participacoes S.A. (Health care providers & services)	215,900	$2,502
			11,963

	Mexico—0.1%
*	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	15,137	1,756

	Emerging Europe—0.6%

	Russia—0.6%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	107,407	7,009

	Total Common Stocks—99.4% (cost $751,533)		1,202,460

	Total Investments—99.4% (cost $751,533)		1,202,460

	Cash and other assets, less liabilities—0.6%		7,177

	Net assets—100.0%		$1,209,637

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Institutional International Growth Fund

Portfolio of Investments, September 30, 2020 (unaudited)

At September 30, 2020, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	25.6%
Industrials	23.2%
Consumer Discretionary	14.5%
Health Care	12.3%
Financials	7.1%
Communication Services	5.5%
Consumer Staples	3.9%
Materials	2.6%
Energy	2.3%
Real Estate	2.3%
Utilities	0.7%
Total	100.0%

At September 30, 2020, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	23.4%
Hong Kong Dollar	12.3%
Japanese Yen	12.2%
British Pound Sterling	10.4%
U.S. Dollar	9.0%
Swiss Franc	6.5%
Danish Krone	5.6%
Swedish Krona	5.4%
Chinese Yuan Renminbi	3.4%
Canadian Dollar	2.7%
Indian Rupee	2.0%
New Taiwan Dollar	1.8%
Australian Dollar	1.6%
South Korean Won	1.1%
All Other Currencies	2.6%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—45.2%

	Belgium—1.9%
	Melexis N.V. (Semiconductors & semiconductor equipment)	33,814	$2,634
	Warehouses De Pauw CVA (Equity REIT)	77,867	2,836
			5,470

	Denmark—4.6%
*	Netcompany Group A/S (Software)	68,479	5,678
	Royal Unibrew A/S (Beverages)	35,941	3,711
	SimCorp A/S (Software)	18,789	2,472
	Tryg A/S (Insurance)	51,887	1,637
			13,498

	Faroe Islands—1.3%
*	Bakkafrost P/F (Food products)	57,636	3,717

	Germany—5.1%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	37,371	4,732
*	HelloFresh SE (Internet & direct marketing retail)	57,515	3,209
	Siltronic AG (Semiconductors & semiconductor equipment)	40,760	3,662
*	TeamViewer AG (Software)	66,081	3,263
			14,866

	Israel—1.7%
*	CyberArk Software, Ltd. (Software)†	28,206	2,917
	Strauss Group, Ltd. (Food products)	73,688	2,116
			5,033

	Italy—2.6%
*	Amplifon SpA (Health care providers & services)	127,866	4,580
*	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	38,379	1,172
*	Nexi SpA (IT services)	91,839	1,843
			7,595

	Jersey—0.6%
	Sanne Group plc (Capital markets)	226,968	1,924

	Netherlands—2.6%
	BE Semiconductor Industries N.V. (Semiconductors & semiconductor equipment)	44,918	1,927
	Euronext N.V. (Capital markets)	18,141	2,274
	IMCD N.V. (Trading companies & distributors)	29,376	3,499
			7,700

	Norway—1.3%
*	TOMRA Systems ASA (Commercial services & supplies)	89,929	3,877

	Spain—1.2%
	EDP Renovaveis S.A. (Independent power & renewable electricity producers)	215,864	3,579

	Sweden—14.1%
	Addtech AB Class “B” (Trading companies & distributors)	242,727	3,187
	Arjo AB Class “B” (Health care equipment & supplies)	448,832	2,779
	Beijer Ref AB (Trading companies & distributors)	140,220	4,638
	BioGaia AB Class “B” (Biotechnology)	22,871	1,486

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—45.2%—(continued)

	Sweden — (continued)
*	Biotage AB (Life sciences tools & services)	116,173	$2,300
*	Indutrade AB (Trading companies & distributors)	125,253	6,724
	Investment AB Latour Class “B” (Industrial conglomerates)	160,361	3,775
	Lifco AB Class “B” (Industrial conglomerates)	58,815	4,567
	MIPS AB (Leisure products)	83,062	3,712
*	Nolato AB Class “B” (Industrial conglomerates)	33,239	3,240
	Sweco AB Class “B” (Construction & engineering)	48,577	2,700
*	Vitrolife AB (Biotechnology)	79,890	2,191
			41,299

	Switzerland—8.2%
	Belimo Holding AG (Building products)	356	2,690
	Galenica AG (Health care providers & services)	22,733	1,584
	Kardex AG (Machinery)	15,485	2,875
	Siegfried Holding AG (Life sciences tools & services)	2,429	1,663
	SIG Combibloc Group AG (Containers & packaging)	138,181	2,774
	Softwareone Holding AG (Electronic equipment, instruments & components)	147,546	4,125
	Tecan Group AG (Life sciences tools & services)	6,744	3,361
	VAT Group AG (Machinery)	18,344	3,507
*	Zur Rose Group AG (Food & staples retailing)	5,995	1,432
			24,011

	Japan—16.3%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	46,500	1,455
*	BASE, Inc. (IT services)	51,000	5,319
	Benefit One, Inc. (Professional services)	181,100	4,554
*	Bengo4.com, Inc. (Interactive Media & Services)	14,800	1,569
	GMO Payment Gateway, Inc. (IT services)	21,000	2,238
	Harmonic Drive Systems, Inc. (Machinery)	85,300	5,451
	JINS Holdings, Inc. (Specialty retail)	38,400	3,015
	MonotaRO Co., Ltd. (Trading companies & distributors)	59,900	2,965
	Nihon M&A Center, Inc. (Professional services)	86,600	4,910
	Nihon Unisys, Ltd. (IT services)	124,900	3,908
*	SHIFT, Inc. (IT services)	19,400	2,899
	SMS Co., Ltd. (Professional services)	63,600	1,833
	Sushiro Global Holdings, Ltd. (Hotels, restaurants & leisure)	107,800	2,707
	TechnoPro Holdings, Inc. (Professional services)	51,800	3,203
	TIS, Inc. (IT services)	94,300	1,992
			48,018

	United Kingdom—15.4%
	Abcam plc (Biotechnology)	82,397	1,301
	Avast plc (Software)	384,678	2,616
	AVEVA Group plc (Software)	75,704	4,675
	Beazley plc (Insurance)	535,873	2,114
	Big Yellow Group plc (Equity REIT)	210,581	2,826
*	boohoo Group plc (Internet & direct marketing retail)	869,236	4,212
	Burford Capital, Ltd. (Capital markets)	77,190	623
	Diploma plc (Trading companies & distributors)	193,877	5,509
	Hill & Smith Holdings plc (Metals & mining)	87,574	1,349
	Intermediate Capital Group plc (Capital markets)	198,802	3,060
*	Renishaw plc (Electronic equipment, instruments & components)	90,829	6,587

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	United Kingdom—15.4%—(continued)
	Rotork plc (Machinery)	688,996	$2,509
	Safestore Holdings plc (Equity REIT)	346,389	3,486
	Softcat plc (IT services)	149,543	2,329
*	Trainline plc (Internet & direct marketing retail)	410,870	1,925
			45,121

	Emerging Asia—10.8%

	Cambodia—1.1%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	2,764,000	3,284

	China—3.2%
	A-Living Services Co., Ltd. Class “H” (Commercial services & supplies)	473,250	2,393
	AK Medical Holdings, Ltd. (Health care equipment & supplies)	1,146,000	2,925
	Silergy Corporation (Semiconductors & semiconductor equipment)	47,000	2,767
*	Venus MedTech Hangzhou, Inc. Class “H” (Health care equipment & supplies)	125,500	1,333
			9,418

	India—2.4%
*	AU Small Finance Bank, Ltd. (Banks)	152,843	1,365
	Ipca Laboratories, Ltd. (Pharmaceuticals)	117,765	3,470
	Motherson Sumi Systems, Ltd. (Auto components)	1,502,506	2,326
			7,161

	South Korea—0.6%
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	21,570	1,651

	Taiwan—3.5%
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	35,000	1,372
	Feng TAY Enterprise Co., Ltd. (Textiles, apparel & luxury goods)	487,680	2,921
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	266,000	3,527
	Voltronic Power Technology Corporation (Electrical equipment)	71,451	2,425
			10,245

	Canada—4.2%
	Enghouse Systems, Ltd. (Software)	41,240	2,254
*	Kinaxis, Inc. (Software)	20,989	3,090
	Parkland Corporation (Oil, gas & consumable fuels)	111,282	2,942
	Toromont Industries, Ltd. (Trading companies & distributors)	67,450	4,036
			12,322

	Asia—2.5%

	Australia—1.2%
*	Nanosonics, Ltd. (Health care equipment & supplies)	404,942	1,648
	Pro Medicus, Ltd. (Health care technology)	90,989	1,764
			3,412

	New Zealand—1.3%
	Ryman Healthcare, Ltd. (Health care providers & services)	263,156	2,451
	Spark New Zealand, Ltd. (Diversified telecommunication services)	439,621	1,367
			3,818

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Latin America—2.1%

	Argentina—0.7%
*	Globant S.A. (Software)†	11,952	$2,142

	Brazil—0.7%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	205,900	1,992

	Mexico—0.7%
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	471,900	2,164

	Mid-East, Africa—1.5%

	South Africa—0.7%
	Clicks Group, Ltd. (Food & staples retailing)	152,120	2,019

	United Arab Emirates—0.8%
*	Network International Holdings plc (IT services)	663,923	2,341

	Total Common Stocks—98.0% (cost $219,021)		287,677

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/20, due 10/1/20, repurchase price $4,364, collateralized by U.S. Treasury Note, 0.375%, due 9/30/27, valued at $4,451	$4,364	4,364

	Total Repurchase Agreement—1.5% (cost $4,364)		4,364

	Total Investments—99.5% (cost $223,385)		292,041

	Cash and other assets, less liabilities—0.5%		1,521

	Net assets—100.0%		$293,562

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

International Small Cap Growth Fund

Portfolio of Investments, September 30, 2020 (unaudited)

At September 30, 2020, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	30.4%
Information Technology	27.9%
Health Care	14.3%
Consumer Discretionary	10.6%
Financials	4.5%
Consumer Staples	4.5%
Real Estate	3.2%
Materials	1.4%
Utilities	1.2%
Communication Services	1.0%
Energy	1.0%
Total	100.0%

At September 30, 2020, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

British Pound Sterling	17.2%
Japanese Yen	16.7%
Swedish Krona	14.4%
Euro	13.6%
Swiss Franc	8.3%
Danish Krone	4.7%
New Taiwan Dollar	4.5%
Canadian Dollar	4.3%
Hong Kong Dollar	3.4%
Norwegian Krone	2.6%
Indian Rupee	2.5%
U.S. Dollar	1.8%
New Zealand Dollar	1.3%
Australian Dollar	1.2%
All Other Currencies	3.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—78.4%

	China—37.7%
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	528,128	$18,781
	China Tourism Group Duty Free Corporation, Ltd. Class “A” (Specialty retail)	215,956	7,069
	Jiangsu Hengrui Medicine Co., Ltd. Class “A” (Pharmaceuticals)	146,670	1,934
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	16,759	4,106
	Midea Group Co., Ltd. Class “A” (Household durables)	470,400	5,015
	NetEase, Inc. (Entertainment)	438,650	7,805
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	798,000	8,186
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	318,200	5,358
*	TAL Education Group—ADR (Diversified consumer services)	49,708	3,780
	Tencent Holdings, Ltd. (Interactive Media & Services)	241,300	15,926
*	Tencent Music Entertainment Group—ADR (Entertainment)	336,586	4,971
	Travelsky Technology, Ltd. Class “H” (IT services)	1,298,000	2,770
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	116,000	4,144
			89,845

	India—16.3%
	Asian Paints, Ltd. (Chemicals)	109,122	2,931
	Bajaj Finance, Ltd. (Consumer finance)	36,395	1,611
	Britannia Industries, Ltd. (Food products)	36,582	1,882
*	HDFC Bank, Ltd. (Banks)	304,062	4,443
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	119,965	2,818
	Infosys, Ltd. (IT services)	355,886	4,852
	Maruti Suzuki India, Ltd. (Automobiles)	21,796	1,989
	Motherson Sumi Systems, Ltd. (Auto components)	2,246,914	3,478
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	364,236	10,753
	UPL, Ltd. (Chemicals)	616,121	4,186
			38,943

	Indonesia—2.3%
	PT Bank Central Asia Tbk (Banks)	1,740,300	3,170
	PT Telekomunikasi Indonesia Persero Tbk (Diversified telecommunication services)	13,016,300	2,239
			5,409

	South Korea—6.7%
	Douzone Bizon Co., Ltd. (Software)	33,732	3,014
	Kakao Corporation (Interactive Media & Services)	7,733	2,410
	LG Household & Health Care, Ltd. (Personal products)	4,265	5,281
	NAVER Corporation (Interactive Media & Services)	20,777	5,267
			15,972

	Taiwan—12.8%
	E.Sun Financial Holding Co., Ltd. (Banks)	2,877,301	2,543
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	307,000	6,434
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	213,380	17,299
	Uni-President Enterprises Corporation (Food products)	1,948,000	4,204
			30,480

	Thailand—2.6%
	Airports of Thailand PCL (Transportation infrastructure)	1,643,900	2,931

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—78.4%—(continued)

	Thailand — (continued)
*	Sea, Ltd.—ADR (Entertainment)	21,565	$3,322
			6,253

	Emerging Latin America—13.7%

	Argentina—3.3%
*	Globant S.A. (Software)†	18,475	3,311
*	MercadoLibre, Inc. (Internet & direct marketing retail)	4,312	4,668
			7,979

	Brazil—6.4%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	444,300	4,352
	Odontoprev S.A. (Health care providers & services)	608,353	1,300
	Raia Drogasil S.A. (Food & staples retailing)	403,200	1,681
*	Rumo S.A. (Road & rail)	916,600	3,111
	TOTVS S.A. (Software)	565,400	2,728
	WEG S.A. (Electrical equipment)	178,800	2,092
			15,264

	Mexico—2.6%
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	391,600	3,142
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	1,228,600	2,940
			6,082

	Peru—1.4%
	Credicorp, Ltd. (Banks)†	27,276	3,382

	Emerging Europe, Mid-East, Africa—6.2%

	Russia—2.5%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	90,107	5,879

	South Africa—3.3%
	Bid Corporation, Ltd. (Food & staples retailing)	108,631	1,675
	Capitec Bank Holdings, Ltd. (Banks)	41,184	2,551
	Clicks Group, Ltd. (Food & staples retailing)	144,281	1,915
	The Bidvest Group, Ltd. (Industrial conglomerates)	218,457	1,801
			7,942

	United Arab Emirates—0.4%
*	Network International Holdings plc (IT services)	310,199	1,094

	Total Common Stocks—98.3% (cost $167,293)		234,524

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/20, due 10/1/20, repurchase price $5,203, collateralized by U.S. Treasury Notes, 0.375%—2.750%, due 9/30/27—2/15/28, valued at $5,308	$5,203	$5,203

Total Repurchase Agreement—2.2% (cost $5,203)		5,203

Total Investments—100.5% (cost $172,496)		239,727

Liabilities, plus cash and other assets—(0.5)%		(1,212)

Net assets—100.0%		$238,515

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Leaders Fund

Portfolio of Investments, September 30, 2020 (unaudited)

At September 30, 2020, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	21.4%
Communication Services	20.4%
Information Technology	17.7%
Financials	14.1%
Consumer Staples	10.1%
Industrials	5.6%
Energy	4.6%
Health Care	3.1%
Materials	3.0%
Total	100.0%

At September 30, 2020, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Hong Kong Dollar	25.1%
U.S. Dollar	19.9%
Indian Rupee	16.6%
Chinese Yuan Renminbi	9.5%
South Korean Won	6.8%
Brazilian Real	6.5%
New Taiwan Dollar	5.6%
South African Rand	3.4%
Mexican Peso	2.6%
Indonesian Rupiah	2.3%
Thai Baht	1.2%
All Other Currencies	0.5%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—86.6%

	China—46.2%
	A-Living Services Co., Ltd. Class “H” (Commercial services & supplies)	941,500	$4,762
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	538,209	4,063
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	2,173,432	77,290
*	Alibaba Health Information Technology, Ltd. (Health care technology)	1,458,000	3,552
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class “A” (Construction materials)	455,400	3,604
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	1,458,200	5,231
	Chacha Food Co., Ltd. Class “A” (Food products)	394,297	3,358
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class “A” (Auto components)	129,200	2,840
	China Education Group Holdings, Ltd. (Diversified consumer services)	1,342,000	2,459
	China Meidong Auto Holdings, Ltd. (Specialty retail)	1,156,000	4,430
	China Merchants Bank Co., Ltd. Class “H” (Banks)	913,000	4,306
	China Tourism Group Duty Free Corporation, Ltd. Class “A” (Specialty retail)	229,458	7,511
	Chongqing Zhifei Biological Products Co., Ltd. Class “A” (Biotechnology)	145,300	2,972
	Country Garden Services Holdings Co., Ltd. (Commercial services & supplies)	1,510,000	9,713
	Double Medical Technology, Inc. Class “A” (Health care equipment & supplies)	145,900	1,957
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	386,381	9,196
	Guangdong Haid Group Co., Ltd. Class “A” (Food products)	294,033	2,648
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	308,366	4,661
	Hefei Meiya Optoelectronic Technology, Inc. Class “A” (Machinery)	313,610	2,208
	Hualan Biological Engineering, Inc. Class “A” (Biotechnology)	318,632	2,666
	Hundsun Technologies, Inc. Class “A” (Software)	313,081	4,532
*	JD.com, Inc. Class “A” (Internet & direct marketing retail)	663,050	25,136
	Jiajiayue Group Co., Ltd. Class “A” (Food & staples retailing)	455,804	2,414
	Jiangsu Hengli Hydraulic Co., Ltd. Class “A” (Machinery)	939,165	9,846
	Jiangsu Hengrui Medicine Co., Ltd. Class “A” (Pharmaceuticals)	400,051	5,276
	Jiangsu Hengshun Vinegar Industry Co., Ltd. Class “A” (Food products)	726,800	2,254
	Kingdee International Software Group Co., Ltd. (Software)	1,476,000	3,809
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	41,642	10,202
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,045,000	4,854
	Luxshare Precision Industry Co., Ltd. Class “A” (Electronic equipment, instruments & components)	1,210,440	10,154
*	Meituan Dianping Class “B” (Internet & direct marketing retail)	798,700	24,919
	NetEase, Inc. (Entertainment)	928,800	16,526
	Offcn Education Technology Co., Ltd. Class “A” (Diversified consumer services)	1,148,190	5,501
*	Ping An Healthcare and Technology Co., Ltd. (Health care technology)	258,100	3,305
	Ping An Insurance Group Co. of China, Ltd. Class “H” (Insurance)	418,300	4,291
	Sangfor Technologies, Inc. Class “A” (Software)	87,500	2,721
	SG Micro Corporation Class “A” (Semiconductors & semiconductor equipment)	78,800	3,463
	Shandong Weigao Group Medical Polymer Co., Ltd. Class “H” (Health care equipment & supplies)	1,456,000	2,901
	Shanghai M&G Stationery, Inc. Class “A” (Commercial services & supplies)	283,477	2,827
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class “A” (Health care equipment & supplies)	162,968	8,327
	Sichuan Teway Food Group Co., Ltd. Class “A” (Food products)	312,300	3,008
	Silergy Corporation (Semiconductors & semiconductor equipment)	145,000	8,536
	Skshu Paint Co., Ltd. Class “A” (Chemicals)	184,600	4,352
	Tencent Holdings, Ltd. (Interactive Media & Services)	971,060	64,089
*	Topchoice Medical Corporation Class “A” (Health care providers & services)	110,900	3,480
	Topsports International Holdings Ltd. (Specialty retail)	2,027,000	2,799
*	Weimob, Inc. (Software)	2,106,000	2,810
	Wuliangye Yibin Co., Ltd. Class “A” (Beverages)	309,494	10,043

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—86.6%—(continued)

	China — (continued)
	WuXi AppTec Co., Ltd. Class “H” (Life sciences tools & services)	561,400	$8,062
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	507,500	12,350
	Yifeng Pharmacy Chain Co., Ltd. Class “A” (Food & staples retailing)	272,860	3,978
	Yihai International Holding, Ltd. (Food products)	707,000	11,029
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	220,229	7,868
	Zhejiang Dingli Machinery Co., Ltd. Class “A” (Machinery)	422,560	6,152
	Zhongsheng Group Holdings, Ltd. (Specialty retail)	820,500	5,119
			466,360

	India—8.5%
	Asian Paints, Ltd. (Chemicals)	129,871	3,488
	Dabur India, Ltd. (Personal products)	355,799	2,459
*	HDFC Bank, Ltd. (Banks)	754,312	11,021
*	HDFC Life Insurance Co. Ltd. (Insurance)	293,320	2,222
	Hindustan Unilever, Ltd. (Household products)	158,540	4,437
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	220,021	5,168
	Nestle India, Ltd. (Food products)	22,269	4,806
	PI Industries, Ltd. (Chemicals)	93,182	2,478
	Pidilite Industries, Ltd. (Chemicals)	125,618	2,431
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	1,196,411	35,260
	SRF, Ltd. (Chemicals)	45,751	2,557
	Tata Consultancy Services, Ltd. (IT services)	141,835	4,774
	Tata Consumer Products, Ltd. (Food products)	485,760	3,286
	Varun Beverages, Ltd. (Beverages)	192,027	1,821
			86,208

	Indonesia—0.8%
	PT Bank Central Asia Tbk (Banks)	4,563,599	8,312

	Malaysia—1.1%
	Hartalega Holdings Bhd (Health care equipment & supplies)	873,600	3,406
	Top Glove Corporation Bhd (Health care equipment & supplies)	3,599,500	7,189
			10,595

	South Korea—10.6%
	Hansol Chemical Co., Ltd. (Chemicals)	22,827	2,918
	Kakao Corporation (Interactive Media & Services)	66,778	20,813
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	28,718	3,020
	LG Household & Health Care, Ltd. (Personal products)	6,481	8,024
	NAVER Corporation (Interactive Media & Services)	70,230	17,805
	NCSoft Corporation (Entertainment)	7,642	5,267
	NHN KCP Corporation (IT services)	56,951	3,336
	NICE Information Service Co., Ltd. (Professional services)	105,719	1,785
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	823,035	40,958
	Seegene, Inc. (Biotechnology)	15,133	3,370
			107,296

	Taiwan—17.9%
	Accton Technology Corporation (Communications equipment)	389,000	2,988
	Advantech Co., Ltd. (Technology hardware, storage & peripherals)	310,766	3,122
	Airtac International Group (Machinery)	396,000	8,901
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	166,000	8,340

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—86.6%—(continued)

	Taiwan — (continued)
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	148,000	$5,800
	E.Sun Financial Holding Co., Ltd. (Banks)	9,041,313	7,992
	Elite Material Co., Ltd. (Electronic equipment, instruments & components)	683,000	3,443
	Lotes Co., Ltd. (Electronic equipment, instruments & components)	224,000	3,566
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	867,000	18,171
	momo.com, Inc. (Internet & direct marketing retail)	160,000	3,884
	Parade Technologies, Ltd. (Semiconductors & semiconductor equipment)	179,000	6,490
	Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	965,000	2,875
	Poya International Co., Ltd. (Multiline retail)	104,000	1,986
	Realtek Semiconductor Corporation (Semiconductors & semiconductor equipment)	323,000	4,110
	Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	584,000	3,609
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	1,745,000	26,089
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	716,501	58,087
	Voltronic Power Technology Corporation (Electrical equipment)	127,586	4,330
	Win Semiconductors Corporation (Semiconductors & semiconductor equipment)	426,000	4,214
	Wiwynn Corporation (Technology hardware, storage & peripherals)	138,000	3,111
			181,108

	Thailand—1.5%
*	Sea, Ltd.—ADR (Entertainment)	94,242	14,517

	Emerging Latin America—6.7%

	Argentina—2.1%
*	Globant S.A. (Software)†	31,312	5,612
*	MercadoLibre, Inc. (Internet & direct marketing retail)	14,661	15,870
			21,482

	Brazil—4.2%
*	B2W Cia Digital (Internet & direct marketing retail)	151,400	2,426
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	806,500	7,900
*	Locaweb Servicos de Internet S.A. (IT services)	250,600	2,660
	Magazine Luiza S.A. (Multiline retail)	788,800	12,529
*	StoneCo, Ltd. Class “A” (IT services)†	138,150	7,306
	TOTVS S.A. (Software)	779,000	3,759
	WEG S.A. (Electrical equipment)	539,520	6,312
			42,892

	Mexico—0.4%
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	1,575,900	3,771

	Emerging Europe, Africa—5.7%

	Greece—0.3%
	JUMBO S.A. (Specialty retail)	160,551	2,824

	Kenya—0.3%
	Safaricom plc (Wireless telecommunication services)	9,489,354	2,606

	Poland—1.2%
*	CD Projekt S.A. (Entertainment)	49,031	5,307

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Europe, Africa—5.7%—(continued)

	Poland — (continued)
*	Dino Polska S.A. (Food & staples retailing)	125,478	$7,395
			12,702

	Russia—1.8%
*	Yandex N.V. Class “A” (Interactive Media & Services)†	274,762	17,928

	South Africa—2.1%
	Clicks Group, Ltd. (Food & staples retailing)	245,325	3,256
	Naspers, Ltd. (Internet & direct marketing retail)	103,400	18,273
			21,529

	Total Common Stocks—99.0% (cost $691,875)		1,000,130

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/20, due 10/1/20, repurchase price $27,463, collateralized by U.S. Treasury Note, 2.750%, due 2/15/28, valued at $28,013	$27,463	27,463

	Total Repurchase Agreement—2.7% (cost $27,463)		27,463

	Total Investments—101.7% (cost $719,338)		1,027,593

	Liabilities, plus cash and other assets—(1.7)%		(17,634)

	Net assets—100.0%		$1,009,959

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Growth Fund

Portfolio of Investments, September 30, 2020 (unaudited)

At September 30, 2020, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	26.2%
Consumer Discretionary	22.1%
Communication Services	16.5%
Consumer Staples	9.7%
Health Care	8.5%
Industrials	6.2%
Financials	5.1%
Energy	3.5%
Materials	2.2%
Total	100.0%

At September 30, 2020, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Hong Kong Dollar	29.8%
Chinese Yuan Renminbi	15.9%
New Taiwan Dollar	13.2%
U.S. Dollar	11.9%
South Korean Won	10.7%
Indian Rupee	8.6%
Brazilian Real	3.6%
South African Rand	2.2%
Polish Zloty	1.3%
Malaysian Ringgit	1.1%
All Other Currencies	1.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—81.9%

	Cambodia—0.6%
	NagaCorp, Ltd. (Hotels, restaurants & leisure)	1,362,000	$1,619

	China—28.2%
	A-Living Services Co., Ltd. Class “H” (Commercial services & supplies)	255,000	1,290
	AK Medical Holdings, Ltd. (Health care equipment & supplies)	336,000	858
	Anhui Gujing Distillery Co., Ltd. Class “A” (Beverages)	36,700	1,168
	Aoyuan Healthy Life Group Co., Ltd. (Real estate management & development)	634,000	510
	Autobio Diagnostics Co., Ltd. Class “A” (Health care equipment & supplies)	52,300	1,239
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	1,780,405	6,386
	Chacha Food Co., Ltd. Class “A” (Food products)	173,473	1,477
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class “A” (Auto components)	135,247	2,973
	China Lesso Group Holdings, Ltd. (Building products)	1,170,000	2,101
	China Meidong Auto Holdings, Ltd. (Specialty retail)	1,248,000	4,783
	Double Medical Technology, Inc. Class “A” (Health care equipment & supplies)	87,000	1,167
	Ever Sunshine Lifestyle Services Group, Ltd. (Commercial services & supplies)	2,354,000	4,635
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	214,817	3,247
	Hefei Meiya Optoelectronic Technology, Inc. Class “A” (Machinery)	39,295	277
	Jiangsu Hengli Hydraulic Co., Ltd. Class “A” (Machinery)	531,913	5,576
	Jiangsu Hengshun Vinegar Industry Co., Ltd. Class “A” (Food products)	353,400	1,096
	Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd. Class “A” (Food products)	342,491	3,294
	Kingdee International Software Group Co., Ltd. (Software)	460,000	1,187
*	Kingsoft Cloud Holdings, Ltd.—ADR (IT services)	98,295	2,903
	KWG Group Holdings, Ltd. (Real estate management & development)	1,641,500	2,800
	Offcn Education Technology Co., Ltd. Class “A” (Diversified consumer services)	376,100	1,802
	Ovctek China, Inc. Class “A” (Health care equipment & supplies)	153,677	1,404
*	Ping An Healthcare and Technology Co., Ltd. (Health care technology)	179,500	2,299
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	34,224	724
	Shandong Weigao Group Medical Polymer Co., Ltd. Class “H” (Health care equipment & supplies)	524,000	1,044
	Shanghai M&G Stationery, Inc. Class “A” (Commercial services & supplies)	209,719	2,091
	Sichuan Teway Food Group Co., Ltd. Class “A” (Food products)	255,900	2,465
	Silergy Corporation (Semiconductors & semiconductor equipment)	41,000	2,414
	Skshu Paint Co., Ltd. Class “A” (Chemicals)	53,051	1,251
*	Topchoice Medical Corporation Class “A” (Health care providers & services)	72,700	2,281
	Topsports International Holdings, Ltd. (Specialty retail)	543,000	750
*	Venus MedTech Hangzhou, Inc. Class “H” (Health care equipment & supplies)	73,500	780
*	Weimob, Inc. (Software)	1,748,000	2,332
	Yifeng Pharmacy Chain Co., Ltd. Class “A” (Food & staples retailing)	100,550	1,466
	Yihai International Holding, Ltd. (Food products)	108,000	1,685
	Zhejiang Dingli Machinery Co., Ltd. Class “A” (Machinery)	275,671	4,013
	Zhongsheng Group Holdings, Ltd. (Specialty retail)	176,000	1,098
			78,866

	India—20.2%
	Aarti Industries, Ltd. (Chemicals)	176,292	2,423
	Amber Enterprises India, Ltd. (Household durables)	79,543	2,198
	Astral Poly Technik, Ltd. (Building products)	163,824	2,722
	Atul, Ltd. (Chemicals)	39,551	3,277
	Balkrishna Industries, Ltd. (Auto components)	173,861	3,492
*	Bandhan Bank, Ltd. (Banks)	622,351	2,312
	Berger Paints India, Ltd. (Chemicals)	325,215	2,563
	Britannia Industries, Ltd. (Food products)	28,059	1,443

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—81.9%—(continued)

	India — (continued)
	Divi’s Laboratories, Ltd. (Life sciences tools & services)	35,403	$1,465
	Dr. Lal PathLabs, Ltd. (Health care providers & services)	29,934	763
	Escorts, Ltd. (Machinery)	194,265	3,480
*	Godrej Properties, Ltd. (Real estate management & development)	97,482	1,134
	HDFC Asset Management Co., Ltd. (Capital markets)	9,339	287
	Indraprastha Gas, Ltd. (Gas utilities)	78,290	409
	Info Edge India, Ltd. (Interactive Media & Services)	15,874	779
	Ipca Laboratories, Ltd. (Pharmaceuticals)	125,478	3,697
	Larsen & Toubro Infotech Ltd. (IT services)	58,567	2,020
	Navin Fluorine International, Ltd. (Chemicals)	65,582	1,938
	PI Industries, Ltd. (Chemicals)	164,782	4,382
	Pidilite Industries, Ltd. (Chemicals)	16,380	317
*	Relaxo Footwears, Ltd. (Textiles, apparel & luxury goods)	131,961	1,191
	SRF, Ltd. (Chemicals)	74,573	4,168
	Tata Consumer Products, Ltd. (Food products)	308,668	2,088
	Tata Elxsi, Ltd. (Software)	103,617	1,814
	Titan Co., Ltd. (Textiles, apparel & luxury goods)	20,723	336
	Torrent Pharmaceuticals, Ltd. (Pharmaceuticals)	24,488	929
	Trent, Ltd. (Multiline retail)	242,098	2,232
	Varun Beverages, Ltd. (Beverages)	285,075	2,704
			56,563

	Indonesia—1.0%
	PT Bank Tabungan Pensiunan Nasional Syariah Tbk (Banks)	12,682,500	2,796

	Malaysia—0.6%
	Inari Amertron Bhd (Electronic equipment, instruments & components)	2,814,900	1,544

	Philippines—0.7%
	Wilcon Depot, Inc. (Specialty retail)	6,032,300	1,991

	South Korea—9.0%
	Douzone Bizon Co., Ltd. (Software)	52,494	4,690
	Hansol Chemical Co., Ltd. (Chemicals)	8,307	1,062
	Hite Jinro Co., Ltd. (Beverages)	35,959	1,114
	JYP Entertainment Corporation (Entertainment)	39,249	1,284
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	15,993	1,224
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	35,804	3,766
	NHN KCP Corporation (IT services)	76,109	4,458
	NICE Information Service Co., Ltd. (Professional services)	150,573	2,543
	RFHIC Corporation (Semiconductors & semiconductor equipment)	34,492	1,215
	Seegene, Inc. (Biotechnology)	6,516	1,451
*	WONIK IPS Co., Ltd. (Semiconductors & semiconductor equipment)	79,686	2,272
			25,079

	Taiwan—18.9%
	Accton Technology Corporation (Communications equipment)	247,000	1,898
	Airtac International Group (Machinery)	331,000	7,440
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	28,000	1,407
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	78,000	3,057
	Bizlink Holding, Inc. (Electrical equipment)	171,000	1,331
	Elite Material Co., Ltd. (Electronic equipment, instruments & components)	406,000	2,047
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	30,000	398

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—81.9%—(continued)

	Taiwan — (continued)
	Hiwin Technologies Corporation (Machinery)	294,590	$2,899
	ITEQ Corporation (Electronic equipment, instruments & components)	177,000	752
	Lotes Co., Ltd. (Electronic equipment, instruments & components)	266,000	4,234
	momo.com, Inc. (Internet & direct marketing retail)	66,000	1,602
	Parade Technologies, Ltd. (Semiconductors & semiconductor equipment)	126,000	4,568
	Powertech Technology, Inc. (Semiconductors & semiconductor equipment)	237,000	706
	Poya International Co., Ltd. (Multiline retail)	109,000	2,081
	Realtek Semiconductor Corporation (Semiconductors & semiconductor equipment)	169,000	2,150
	RichWave Technology Corporation (Semiconductors & semiconductor equipment)	248,000	2,046
	Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	873,000	5,396
	Sporton International, Inc. (Professional services)	313,000	2,631
	Taiwan Union Technology Corporation (Electronic equipment, instruments & components)	438,000	1,694
	Voltronic Power Technology Corporation (Electrical equipment)	134,507	4,565
			52,902

	Thailand—1.8%
	Carabao Group PCL Class “F” (Beverages)	696,400	2,571
	Com7 PCL Class “F” (Specialty retail)	2,022,800	2,522
			5,093

	Vietnam—0.9%
	Hoa Phat Group JSC (Metals & mining)	2,153,646	2,453

	Emerging Latin America—10.4%

	Argentina—1.3%
*	Globant S.A. (Software)†	21,061	3,775

	Brazil—8.7%
*	B2W Cia Digital (Internet & direct marketing retail)	172,400	2,762
	Banco BTG Pactual S.A. (Capital markets)	244,169	2,994
	Construtora Tenda S.A. (Household durables)	382,900	1,935
	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household durables)	300,400	1,243
	Ez Tec Empreendimentos e Participacoes S.A. (Household durables)	113,400	711
*	Grupo SBF S.A. (Specialty retail)	145,492	658
	Hapvida Participacoes e Investimentos S.A. (Health care providers & services)	91,200	1,009
*	Locaweb Servicos de Internet S.A. (IT services)	406,300	4,313
*	Pet Center Comercio e Participacoes S.A. (Specialty retail)	706,500	1,799
	Tegma Gestao Logistica S.A. (Road & rail)	504,700	1,873
	TOTVS S.A. (Software)	1,041,500	5,026
			24,323

	Mexico—0.4%
*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	213,800	980

	Emerging Europe, Africa—5.2%

	Greece—1.9%
	JUMBO S.A. (Specialty retail)	97,495	1,715
	OPAP S.A. (Hotels, restaurants & leisure)	130,411	1,238
	Terna Energy S.A. (Independent power & renewable electricity producers)	182,737	2,442
			5,395

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Europe, Africa—5.2%—(continued)

	Kenya—0.6%
	Safaricom plc (Wireless telecommunication services)	5,738,300	$1,576

	Poland—2.1%
*	Dino Polska S.A. (Food & staples retailing)	101,770	5,998

	South Africa—0.6%
	Clicks Group, Ltd. (Food & staples retailing)	54,933	729
	Transaction Capital, Ltd. (Consumer finance)	689,571	892
			1,621

	Total Common Stocks—97.5% (cost $210,231)		272,574

	Preferred Stock

	Brazil—0.7%
	Randon S.A. Implementos e Participacoes (Machinery)	928,650	2,013

	Total Preferred Stock—0.7% (cost $1,905)		2,013

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.000% dated 9/30/20, due 10/1/20, repurchase price $2,049, collateralized by U.S. Treasury Note, 0.375%, due 9/30/27, valued at $2,090	$2,049	2,049

	Total Repurchase Agreement—0.7% (cost $2,049)		2,049

	Total Investments—98.9% (cost $214,185)		276,636

	Cash and other assets, less liabilities—1.1%		2,998

	Net assets—100.0%		$279,634

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

For securities primarily traded on exchanges or markets that close before the close of regular trading on the New York Stock Exchange, the Fund may use an independent pricing service to fair value price the securities pursuant to Valuation Procedures approved by the Board of Trustees.

See accompanying Notes to Portfolio of Investments.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, September 30, 2020 (unaudited)

At September 30, 2020, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	27.5%
Industrials	21.4%
Consumer Discretionary	15.6%
Consumer Staples	10.9%
Materials	8.7%
Health Care	8.6%
Financials	3.4%
Real Estate	1.6%
Communication Services	1.3%
Utilities	1.0%
Total	100.0%

At September 30, 2020, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	20.6%
New Taiwan Dollar	20.2%
Chinese Yuan Renminbi	16.5%
Hong Kong Dollar	10.8%
Brazilian Real	9.6%
South Korean Won	9.1%
U.S. Dollar	2.4%
Polish Zloty	2.2%
Euro	2.0%
Thai Baht	1.9%
Indonesian Rupiah	1.0%
All Other Currencies	3.7%
Total	100.0%

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—60.2%

U.S. Treasury Inflation Indexed Notes/Bonds—4.5%
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	$9,494	$13,664

U.S. Treasury—5.8%
U.S. Treasury Bill, 0.108%, due 7/15/21(a)	1,000	999
U.S. Treasury Note, 0.400%, due 10/31/21	3,250	3,261
U.S. Treasury Strip Principal, 0.000%, due 8/15/27	4,750	4,613
U.S. Treasury Note, 0.625%, due 5/15/30	1,500	1,496
U.S. Treasury Note, 0.625%, due 8/15/30	2,500	2,488
U.S. Treasury Bond, 1.125%, due 5/15/40	2,000	1,973
U.S. Treasury Bond, 2.375%, due 11/15/49	2,267	2,776

Total U.S. Treasury Obligations		17,606

Federal Home Loan Mortgage Corp. (FHLMC)—11.9%
#G61450, 6.000%, due 4/1/40	9,352	11,114
#ZT1221, 5.500%, due 1/1/33	496	580
#J02986, 6.500%, due 7/1/21	1	1
#G30255, 7.000%, due 7/1/21	—	—(b)
#G02210, 7.000%, due 12/1/28	32	36
#G02183, 6.500%, due 3/1/30	3	4
#G01400, 7.000%, due 4/1/32	349	410
#G01728, 7.500%, due 7/1/32	58	70
#C01385, 6.500%, due 8/1/32	45	51
#C01623, 5.500%, due 9/1/33	50	60
#A15039, 5.500%, due 10/1/33	2	2
#A17603, 5.500%, due 1/1/34	1,295	1,525
#G01843, 6.000%, due 6/1/35	11	13
#A62858, 6.500%, due 7/1/37	56	65
#G03170, 6.500%, due 8/1/37	103	119
#A78138, 5.500%, due 6/1/38	149	172
#G04466, 5.500%, due 7/1/38	9,332	11,009
#G60366, 6.000%, due 10/1/39	8,885	10,413
#C03665, 9.000%, due 4/1/41	188	231

Total FHLMC Mortgage Obligations		35,875

Federal National Mortgage Association (FNMA)—38.0%
#AL6411, 7.000%, due 12/1/37	1,227	1,403
#725228, 6.000%, due 3/1/34	2,397	2,899
#900725, 6.000%, due 8/1/21	2	2
#893325, 7.000%, due 9/1/21	1	1
#735104, 7.000%, due 5/1/22	—	—(b)
#255956, 5.500%, due 10/1/25	6	6
#252925, 7.500%, due 12/1/29	1	1
#AD0729, 7.500%, due 12/1/30	2,407	2,823
#535977, 6.500%, due 4/1/31	4	4
#253907, 7.000%, due 7/1/31	1	1
#587849, 6.500%, due 11/1/31	4	5
#545437, 7.000%, due 2/1/32	26	31
#545759, 6.500%, due 7/1/32	224	264
#545869, 6.500%, due 7/1/32	763	890
#670385, 6.500%, due 9/1/32	341	402
#254548, 5.500%, due 12/1/32	22	26
#AD0725, 7.000%, due 12/1/32	1,130	1,341

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—(continued)

Federal National Mortgage Association (FNMA) — (continued)
#555340, 5.500%, due 4/1/33	$169	$198
#741850, 5.500%, due 9/1/33	254	300
#555800, 5.500%, due 10/1/33	25	29
#756153, 5.500%, due 11/1/33	257	303
#AL3455, 5.500%, due 11/1/33	3,651	4,304
#AL3401, 5.500%, due 2/1/34	733	862
#763798, 5.500%, due 3/1/34	47	55
#725611, 5.500%, due 6/1/34	56	66
#745563, 5.500%, due 8/1/34	323	380
#794474, 6.000%, due 10/1/34	29	34
#745092, 6.500%, due 7/1/35	177	207
#357944, 6.000%, due 9/1/35	7	8
#AD0979, 7.500%, due 10/1/35	35	42
#888305, 7.000%, due 3/1/36	6	7
#895637, 6.500%, due 5/1/36	32	39
#831540, 6.000%, due 6/1/36	14	16
#893318, 6.500%, due 8/1/36	7	9
#831926, 6.000%, due 12/1/36	391	461
#902974, 6.000%, due 12/1/36	97	114
#AB0265, 6.000%, due 2/1/37	7,262	8,616
#938440, 6.000%, due 7/1/37	56	66
#948689, 6.000%, due 8/1/37	76	87
#AL0904, 5.500%, due 1/1/38	66	78
#986856, 6.500%, due 9/1/38	67	80
#991911, 7.000%, due 11/1/38	72	84
#AD0752, 7.000%, due 1/1/39	367	464
#AC1619, 5.500%, due 8/1/39	208	242
#AD7137, 5.500%, due 7/1/40	2,548	3,016
#BM1689, 5.500%, due 8/1/40	2,071	2,439
#AL5815, 5.500%, due 4/1/41	2,503	2,954
#AL2853, 4.500%, due 6/1/26	2,354	2,511
#CA2754, 4.500%, due 11/1/33	657	735
#AL6413, 8.000%, due 8/1/34	316	364
#AL6412, 7.500%, due 9/1/35	512	589
#FM1735, 6.500%, due 10/1/38	4,199	5,102
#FM2467, 6.000%, due 1/1/39	4,101	4,873
#FM1736, 6.500%, due 10/1/39	6,809	8,199
#BM5204, 6.500%, due 6/1/40	4,344	5,395
#BM3525, 6.000%, due 4/1/41	8,823	10,480
#AL9226, 5.500%, due 12/1/41	10,504	12,375
#AL9225, 6.000%, due 1/1/42	4,724	5,627
#BM5121, 5.500%, due 12/1/48	10,943	12,948
TBA, 1.500%, due 10/1/50	5,000	5,032
TBA, 2.000%, due 10/1/50	5,000	5,170

Total FNMA Mortgage Obligations		115,059

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

Asset-Backed Securities—1.4%
Tesla Auto Lease Trust—144A, 2019-A, Tranche E, 5.480%, 5/22/23	Ba3	$1,000	$1,048
GM Financial Automobile Leasing Trust, 2020-1, Tranche D, 2.280%, 6/20/24	A	3,050	3,043

Total Asset-Backed Securities			4,091

Corporate Obligations—40.7%
Fresenius Medical Care US Finance II, Inc.—144A, 5.875%, due 1/31/22	BBB	1,000	1,064
Jones Lang LaSalle, Inc., 4.400%, due 11/15/22	BBB+	2,500	2,646
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	2,750	2,884
CNH Industrial Capital LLC, 1.950%, due 7/2/23	BBB	2,500	2,549
Wells Fargo & Co., 4.480%, due 1/16/24	A3	1,500	1,665
Lennar Corporation, 4.500%, due 4/30/24	BBB-	2,450	2,626
Banco Inbursa S.A. Institucion de Banca Multiple—144A, 4.125%, due 6/6/24	BBB	2,000	2,101
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	2,000	2,173
JPMorgan Chase & Co., SOFR + 3.125%, 4.600%, due 2/1/25, VRN	BBB+	3,000	2,944
Ford Motor Co., 9.000%, due 4/22/25	BB+	700	803
American Tower Corporation, 4.000%, due 6/1/25	BBB+	2,500	2,814
Simon Property Group L.P., 3.300%, due 1/15/26	A	2,750	2,981
Republic Services, Inc., 2.900%, due 7/1/26	BBB+	2,500	2,769
Xylem, Inc., 3.250%, due 11/1/26	BBB	2,225	2,485
Fibria Overseas Finance, Ltd., 5.500%, due 1/17/27	BBB-	2,000	2,262
Gilead Sciences, Inc., 1.200%, due 10/1/27	A3	1,600	1,606
Methanex Corporation, 5.125%, due 10/15/27	Ba1	700	697
Motorola Solutions, Inc., 4.600%, due 2/23/28	BBB-	2,750	3,213
TreeHouse Foods, Inc., 4.000%, due 9/1/28	BB-	700	709
Roper Technologies, Inc., 4.200%, due 9/15/28	BBB+	2,500	2,987
The Kroger Co., 8.000%, due 9/15/29	Baa1	2,000	2,841

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

Corporate Obligations—(continued)
United Rentals North America, Inc., 5.250%, due 1/15/30	BB-	$1,250	$1,366
Sysco Corporation, 2.400%, due 2/15/30	Baa1	3,000	3,019
Omnicom Group, Inc., 2.450%, due 4/30/30	BBB+	2,800	2,885
Abbott Laboratories, 1.400%, due 6/30/30	A-	2,000	2,017
Intuit, Inc., 1.650%, due 7/15/30	A-	1,200	1,221
FLIR Systems, Inc., 2.500%, due 8/1/30	BBB	2,500	2,564
Alphabet, Inc., 1.100%, due 8/15/30	AA+	2,620	2,615
Johnson Controls International plc, 1.750%, due 9/15/30	BBB+	2,100	2,109
Fresenius Medical Care U.S. Finance III, Inc.—144A, 2.375%, due 2/16/31	BBB	1,800	1,782
Costco Wholesale Corporation, 1.750%, due 4/20/32	Aa3	2,500	2,573
Owens Corning, 7.000%, due 12/1/36	BBB	2,250	3,006
Yum! Brands, Inc., 6.875%, due 11/15/37	B+	1,250	1,505
ConocoPhillips, 6.500%, due 2/1/39	A	2,000	2,933
Citigroup, Inc., 5.875%, due 1/30/42	A	2,000	2,938
Bank of America Corporation, 5.875%, due 2/7/42	A+	2,000	2,962
Cox Communications, Inc.—144A, 4.700%, due 12/15/42	BBB+	2,500	3,104
Orbia Advance Corp S.A.B. de C.V. —144A, 5.875%, due 9/17/44	BBB	2,250	2,611
AbbVie, Inc., 4.700%, due 5/14/45	BBB+	2,250	2,779
ERP Operating L.P., 4.500%, due 6/1/45	A	2,500	3,221
Apple, Inc., 4.650%, due 2/23/46	AA+	2,250	3,151
PepsiCo, Inc., 4.450%, due 4/14/46	A+	2,250	3,007
Brookfield Finance, Inc., 4.700%, due 9/20/47	A-	2,750	3,205
Activision Blizzard, Inc., 2.500%, due 9/15/50	A-	1,275	1,196
Microsoft Corporation, 4.750%, due 11/3/55	AAA	2,000	2,979
AT&T, Inc., 5.700%, due 3/1/57	A-	2,000	2,790

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

Corporate Obligations—(continued)
Comcast Corporation, 4.950%, due 10/15/58	A-	$2,000	$2,880
Altria Group, Inc., 6.200%, due 2/14/59	A3	2,250	3,087
Amazon.com, Inc., 2.700%, due 6/3/60	AA-	2,500	2,607
Corning, Inc., 5.850%, due 11/15/68	BBB+	2,150	2,908
Petrobras Global Finance BV, 6.850%, due 6/5/15	Ba2	1,250	1,331

Total Corporate Obligations			123,170

Total Long-Term Investments—102.3% (cost $289,013)			309,465

Repurchase Agreement
Fixed Income Clearing Corporation, 0.000% dated 9/30/20, due 10/1/20, repurchase price $119, collateralized by U.S. Treasury Note, 2.750%, due 2/15/28, valued at $122		119	119

Total Repurchase Agreement—0.0% (cost $119)			119

Commercial Paper
American Transmission Company LLC, 0.102%, due 10/1/20		1,500	1,500

Total Commercial Paper—0.5% (cost $1,500)			1,500

Total Investments—102.8% (cost $290,632)			311,084

Liabilities, plus cash and other assets—(2.8)%			(8,405)

Net assets—100.0%			$302,679

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

TBA = To Be Announced—TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after September 30, 2020. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made.

VRN = Variable Rate Note

SOFR = Secured Overnight Financing Rate

(a) Security, or a portion of security, is segregated as collateral for the centrally cleared credit default swap, aggregating a total of $625 (in thousands).

(b) Amount is less than the minimum amount disclosed.

See accompanying Notes to Portfolio of Investments.

Bond Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY-34	Buy	5.000%	3M	June 2025	ICE	$9,200	$(221)	$(465)	$(244)

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—62.5%

U.S. Treasury Inflation Indexed Notes/Bonds—2.4%
U.S. Treasury Inflation Indexed Bond, 3.875%, due 4/15/29	$1,182	$1,701

U.S. Treasury—8.4%
U.S. Treasury Note, 0.320%, due 7/31/21	275	275
U.S. Treasury Note, 0.400%, due 10/31/21	600	602
U.S. Treasury Note, 2.500%, due 2/15/22(a)	470	485
U.S. Treasury Note, 0.250%, due 7/31/25	1,000	999
U.S. Treasury Note, 1.125%, due 2/28/27	1,900	1,987
U.S. Treasury Note, 0.625%, due 8/15/30	900	896
U.S. Treasury Strip Principal, 0.000%, due 8/15/27	775	753

Total U.S. Treasury Obligations		5,997

Federal Home Loan Mortgage Corp. (FHLMC)—6.5%
#E02490, 6.000%, due 4/1/23	18	19
#J13022, 4.000%, due 9/1/25	184	195
#G14150, 4.500%, due 4/1/26	54	59
#J16051, 4.500%, due 7/1/26	408	449
#G15030, 4.000%, due 3/1/29	294	324
#A17603, 5.500%, due 1/1/34	375	441
#G01705, 5.500%, due 6/1/34	671	792
#A45790, 7.500%, due 5/1/35	63	73
#G04126, 6.000%, due 6/1/37	152	179
#G04564, 6.000%, due 12/1/37	123	146
#G05566, 5.500%, due 12/1/38	89	103
#G05875, 5.500%, due 2/1/40	62	73
#G61450, 6.000%, due 4/1/40	1,402	1,666
#C03665, 9.000%, due 4/1/41	91	112

Total FHLMC Mortgage Obligations		4,631

Federal National Mortgage Association (FNMA)—45.2%
#735574, 8.000%, due 3/1/22	8	8
FNR G93-19 SH, 1M USD LIBOR + 56.169%, 11.234%, due 4/25/23, VRN	8	8
#982885, 5.000%, due 5/1/23	89	94
#933985, 5.500%, due 8/1/23	47	49
#255956, 5.500%, due 10/1/25	17	19
#AH0971, 4.000%, due 12/1/25	199	211
#AL2853, 4.500%, due 6/1/26	304	325
#AJ6954, 4.000%, due 11/1/26	90	95
#256639, 5.000%, due 2/1/27	4	4
#AL9730, 4.500%, due 2/1/27	609	660
#806458, 8.000%, due 6/1/28	60	68
#AL9857, 4.000%, due 2/1/29	3,736	3,972
#880155, 8.500%, due 7/1/29	91	105
#797846, 7.000%, due 3/1/32	18	18
#745519, 8.500%, due 5/1/32	42	47
#654674, 6.500%, due 9/1/32	31	36
#AD0725, 7.000%, due 12/1/32	482	572
#254693, 5.500%, due 4/1/33	4	4
#711736, 5.500%, due 6/1/33	54	64
#555531, 5.500%, due 6/1/33	36	42
#555591, 5.500%, due 7/1/33	6	7
#AL3455, 5.500%, due 11/1/33	1,072	1,264
#CA2754, 4.500%, due 11/1/33	359	402

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

U.S. Government and U.S. Government Agency—(continued)

Federal National Mortgage Association (FNMA) — (continued)
#725424, 5.500%, due 4/1/3		$38	$44
#AL6413, 8.000%, due 8/1/34		154	177
#CA5931, 4.000%, due 5/1/35		4,471	5,027
#AL6412, 7.500%, due 9/1/35		384	442
FNCI 1.5 11/20, 1.500%, due 11/1/35		2,000	2,045
#888884, 5.500%, due 12/1/35		88	104
#928658, 6.500%, due 9/1/37		14	15
#889371, 6.000%, due 1/1/38		1,633	1,928
#FM1735, 6.500%, due 10/1/38		1,188	1,443
#991911, 7.000%, due 11/1/38		46	54
#FM2467, 6.000%, due 1/1/39		456	541
#FM1736, 6.500%, due 10/1/39		1,126	1,356
#BM5204, 6.500%, due 6/1/40		127	157
#BM1689, 5.500%, due 8/1/40		280	330
#AL5815, 5.500%, due 4/1/41		358	422
#BM3525, 6.000%, due 4/1/41		783	930
#AL9226, 5.500%, due 12/1/41		3,320	3,911
#AL9225, 6.000%, due 1/1/42		1,299	1,548
#BM1328, 6.000%, due 1/1/42		1,361	1,611
#BM5121, 5.500%, due 12/1/48		1,799	2,129

Total FNMA Mortgage Obligations			32,288

Asset-Backed Securities—4.8%
Verizon Owner Trust 2018-1—144A, 2018-1A, Tranche A1A, 2.820%, 9/20/22	AAA	224	226
GMF Floorplan Owner Revolving Trust—144A, 2018-2, Tranche A2, 1M USD LIBOR + 0.380%, 0.532%, 3/15/23, VRN	AAA	1,000	1,001
Citibank Credit Card Issuance Trust, 2016-A3, Tranche A3, 1M LIBOR + 0.490%, 0.644%, 12/7/23, VRN	AAA	800	804
GM Financial Automobile Leasing Trust, 2020-1, Tranche C, 2.040%, 12/20/23	A+	950	956
Verizon Owner Trust, 2020-A, Tranche C, 2.060%, 7/22/24	Aa3	425	439

Total Asset-Backed Securities			3,426

Corporate Obligations—35.1%
Barclays Bank plc, 3M USD LIBOR + 0.460%, 0.726%, due 1/11/21, VRN	A1	700	701
HSBC Holdings plc, 3M USD LIBOR + 2.240%, 2.488%, due 3/8/21, VRN	A+	500	504
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand—144A, 4.125%, due 11/9/22	Baa1	475	500
Canadian Imperial Bank of Commerce, SOFR + 0.800%, 0.880%, due 3/17/23, VRN	AA-	1,000	1,007
Toll Brothers Finance Corporation, 4.375%, due 4/15/23	BBB-	500	524
CNH Industrial Capital LLC, 1.950%, due 7/2/23	BBB	350	357
Shell International Finance BV, 0.375%, due 9/15/23	Aa2	500	498

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

Corporate Obligations—(continued)

GlaxoSmithKline Capital plc, 0.534%, due 10/1/23	A	$300	$301
Ally Financial, Inc., 1.450%, due 10/2/23	BBB-	525	525
Wells Fargo & Co., 4.480%, due 1/16/24	A3	650	721
The Goldman Sachs Group, Inc., 4.000%, due 3/3/24	A	550	605
Mitsubishi UFJ Financial Group, Inc., 3.407%, due 3/7/24	A1	550	597
Citigroup, Inc., SOFR + 1.667%, 1.678%, due 5/15/24, VRN	A	500	513
Grupo Bimbo S.A.B. de C.V.—144A, 3.875%, due 6/27/24	BBB	500	543
JPMorgan Chase & Co., 3.875%, due 9/10/24	A	625	694
United Parcel Service, Inc., 3.900%, due 4/1/25	A2	500	570
ERP Operating L.P., 3.375%, due 6/1/25	A	550	609
The Hershey Co., 0.900%, due 6/1/25	A1	525	528
American Honda Finance Corporation, 1.200%, due 7/8/25	A-	450	454
Intuit, Inc., 0.950%, due 7/15/25	A-	450	455
Skandinaviska Enskilda Banken AB—144A, 0.850%, due 9/2/25	Aa2	500	500
Bank of America Corporation, SOFR + 0.910%, 0.981%, due 9/25/25, VRN	A+	700	700
Comcast Corporation, 3.950%, due 10/15/25	A-	600	690
Capital One Financial Corporation, 4.200%, due 10/29/25	Baa1	500	556
Intercontinental Exchange, Inc., 3.750%, due 12/1/25	A3	450	510
Nestle Holdings, Inc.—144A, 0.625%, due 1/15/26	AA-	500	496
Simon Property Group L.P., 3.300%, due 1/15/26	A	550	596
Tencent Holdings Ltd.—144A, 1.810%, due 1/26/26	A+	700	709
AT&T, Inc., 4.125%, due 2/17/26	A-	600	689
Merck & Co., Inc., 0.750%, due 2/24/26	AA-	700	703
ConocoPhillips Co., 4.950%, due 3/15/26	A	600	718
Brookfield Finance, Inc., 4.250%, due 6/2/26	A-	550	634
Fibria Overseas Finance, Ltd., 5.500%, due 1/17/27	BBB-	500	566
Costco Wholesale Corporation, 1.375%, due 6/20/27	Aa3	500	513

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

Corporate Obligations—(continued)

Gilead Sciences, Inc., 1.200%, due 10/1/27	A3	$400	$402
Abbott Laboratories, 1.150%, due 1/30/28	A-	700	706
Motorola Solutions, Inc., 4.600%, due 2/23/28	BBB-	600	701
Roper Technologies, Inc., 4.200%, due 9/15/28	BBB+	375	448
The Kroger Co., 8.000%, due 9/15/29	Baa1	450	639
Sysco Corporation, 2.400%, due 2/15/30	Baa1	525	528
Omnicom Group, Inc., 2.450%, due 4/30/30	BBB+	500	515
Amazon.com, Inc., 1.500%, due 6/3/30	AA-	450	461
Alphabet, Inc., 1.100%, due 8/15/30	AA+	535	534
Johnson Controls International plc, 1.750%, due 9/15/30	BBB+	350	351

Total Corporate Obligations			25,071

Total Long-Term Investments—102.4% (cost $71,275)			73,114

Commercial Paper
American Transmission Company LLC, 0.101%, due 10/1/20		250	250

Total Commercial Paper—0.4% (cost $250)			250

Total Investments—102.8% (cost $71,525)			73,364

Liabilities, plus cash and other assets—(2.8)%			(1,985)

Net assets—100.0%			$71,379

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

VRN = Variable Rate Note

SOFR = Secured Overnight Financing Rate

(a) Security, or a portion of security, is segregated as collateral for the centrally cleared credit default swap, aggregating a total of $361 (in thousands).

See accompanying Notes to Portfolio of Investments.

Income Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY-34	Buy	5.000%	3M	June 2025	ICE	$4,600	$(110)	$(232)	$(122)

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

U.S. Government and U.S. Government Agency—60.1%

U.S. Treasury—8.0%
U.S. Treasury Note, 0.400%, due 10/31/21	$3,000	$3,010
U.S. Treasury Note, 0.320%, due 7/31/21	3,500	3,507
U.S. Treasury Strip Principal, 0.000%, due 8/15/21	5,000	4,995

Total U.S. Treasury Obligations		11,512

Federal Home Loan Mortgage Corp. (FHLMC)—13.0%
#G11836, 5.500% due 12/1/20	—	—(a)
#E02322, 5.500%, due 5/1/22	4	4
#G12725, 6.000%, due 6/1/22	21	22
#G13225, 5.000%, due 6/1/23	433	457
#J08450, 5.500%, due 7/1/23	6	7
#J08703, 5.500%, due 9/1/23	12	13
#C00351, 8.000%, due 7/1/24	18	20
#J11208, 5.000%, due 11/1/24	20	22
#G00363, 8.000%, due 6/1/25	30	33
#C80329, 8.000%, due 8/1/25	6	7
#G14550, 4.500%, due 9/1/26	534	566
#G15360, 4.500%, due 11/1/26	185	197
#G14402, 4.000%, due 2/1/27	133	142
#G04821, 8.500%, due 7/1/31	1,176	1,420
#G02454, 6.500%, due 7/1/32	553	624
#ZT1221, 5.500%, due 1/1/33	492	575
#A81372, 6.000%, due 8/1/38	138	160
#G04687, 6.000%, due 9/1/38	38	45
#G04745, 6.000%, due 9/1/38	166	193
#G06085, 6.500%, due 9/1/38	37	42
#G60681, 7.000%, due 2/1/39	5,120	6,487
#G07480, 6.000%, due 5/1/39	636	751
#G07058, 6.000%, due 9/1/39	623	766
#G60680, 6.500%, due 9/1/39	617	739
#G61450, 6.000%, due 4/1/40	4,205	4,998
#G61050, 5.500%, due 3/1/41	297	350

Total FHLMC Mortgage Obligations		18,640

Federal National Mortgage Association (FNMA)—39.1%
#831497, 6.000%, due 4/1/21	9	9
#879607, 5.500%, due 4/1/21	1	1
#831525, 5.500%, due 6/1/21	2	2
#880993, 6.000%, due 1/1/22	1	1
#888982, 6.000%, due 12/1/22	25	26
#972934, 5.500%, due 2/1/23	35	36
#889670, 5.500%, due 6/1/23	6	7
#AE0011, 5.500%, due 9/1/23	5	5
#995253, 5.500%, due 12/1/23	305	313
#995395, 6.000%, due 12/1/23	15	16
#190988, 9.000%, due 6/1/24	3	3
#AL8529, 6.000%, due 11/1/24	2,865	2,995
#AL2853, 4.500%, due 6/1/26	965	1,029
#AL9730, 4.500%, due 2/1/27	1,523	1,650
#BM3382, 5.000%, due 3/1/27	1,062	1,120
#AL3388, 4.000%, due 9/1/27	320	349

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

U.S. Government and U.S. Government Agency — (continued)
Federal National Mortgage Association (FNMA) — (continued)
#AL9870, 6.500%, due 2/1/28		$858	$960
#AL4502, 4.000%, due 11/1/28		387	425
#AL9857, 4.000%, due 2/1/29		3,816	4,058
#323933, 7.000%, due 9/1/29		228	271
#555933, 7.000%, due 6/1/32		314	365
#555866, 7.500%, due 3/1/33		186	220
#745409, 7.000%, due 4/1/33		450	521
#CA2754, 4.500%, due 11/1/33		108	121
#725228, 6.000%, due 3/1/34		768	929
#AL6413, 8.000%, due 8/1/34		179	206
#AD0720, 5.500%, due 12/1/34		219	259
#CA5298, 4.000%, due 2/1/35		4,649	5,225
#AL6412, 7.500%, due 9/1/35		640	736
#886762, 7.000%, due 9/1/36		183	223
#888530, 7.500%, due 8/1/37		1,396	1,779
#AD0731, 7.500%, due 8/1/37		4,322	5,305
#AL6411, 7.000%, due 12/1/37		1,227	1,403
#FM1735, 6.500%, due 10/1/38		2,121	2,577
#AD0100, 7.000%, due 12/1/38		441	532
#FM2467, 6.000%, due 1/1/39		1,823	2,166
#FM1736, 6.500%, due 10/1/39		2,720	3,275
#BM5204, 6.500%, due 6/1/40		2,462	3,057
#AL0515, 6.000%, due 7/1/40		518	634
#BM3525, 6.000%, due 4/1/41		2,506	2,976
#AL9226, 5.500%, due 12/1/41		2,329	2,744
#AL9225, 6.000%, due 1/1/42		2,126	2,532
#BM1328, 6.000%, due 1/1/42		1,309	1,549
#AL6276, 5.500%, due 10/1/43		173	202
#BM5121, 5.500%, due 12/1/48		1,187	1,405
#CA5837, 6.000%, due 7/1/49		1,513	1,870

Total FNMA Mortgage Obligations			56,087

Asset-Backed Securities—11.5%
Tesla Auto Lease Trust 2018-B—144A, 2018-B, Tranche A, 3.710%, 8/20/21	Aaa	521	525
Honda Auto Receivables Owner Trust, 2019-3, Tranche A2, 1.900%, 4/15/22	AAA	643	647
CNH Equipment Trust 2019-A, 2019-A, Tranche A2, 2.960%, 5/16/22	AAA	201	201
Ford Credit Auto Lease Trust 2019-B, 2019-B, Tranche A4, 2.270%, 11/15/22	Aaa	329	336
Toyota Auto Receivables 2020-B Owner Trust, 2020-B, Tranche A2, 1.380%, 12/15/22	AAA	1,250	1,258
Tesla Auto Lease Trust—144A, 2019-A, Tranche C, 2.680%, 1/20/23	A2	675	694
Mercedes-Benz Auto Lease Trust 2020-B, 2020-B, Tranche A2, 0.310%, 2/15/23	AAA	500	500
GM Financial Automobile Leasing Trust, 2019-2, Tranche C, 3.120%, 3/20/23	A+	425	433

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

Asset-Backed Securities—(continued)
Verizon Owner Trust 2018-A, 2018-A, Tranche A1A, 3.230%, 4/20/23	AAA	$1,000	$1,016
American Express Credit Account Master Trust, 2017-6, Tranche A, 2.040%, 5/15/23	AAA	1,000	1,001
Kubota Credit Owner Trust—144A, 2020-2A, Tranche A2, 0.410%, 6/15/23	Aaa	1,500	1,501
BA Credit Card Trust, 2018-A2, Tranche A2, 3.000%, 9/15/23	AAA	1,000	1,015
GM Financial Consumer Automobile Receivables Trust, 2018-4, Tranche A3, 3.210%, 10/16/23	AAA	697	713
Nissan Auto Lease Trust 2020-B, 2020-B, Tranche A3, 0.430%, 10/16/23	AAA	550	550
Citibank Credit Card Issuance Trust, 2016-A3, Tranche A3, 1M LIBOR + 0.490%, 0.644%, 12/7/23, VRN	AAA	1,150	1,156
GM Financial Automobile Leasing Trust, 2020-1, Tranche C, 2.040%, 12/20/23	A+	1,400	1,409
Verizon Owner Trust 2019-C, 2019-C, Tranche C, 2.160%, 4/22/24	A+	60	62
Canadian Pacer Auto Receivables Trust—144A, 2020-1A, Tranche A3, 1.830%, 7/19/24	AAA	500	511
Verizon Owner Trust, 2020-A, Tranche C, 2.060%, 7/22/24	Aa3	1,250	1,292
CNH Equipment Trust 2020-A, 2020-A, Tranche A3, 1.160%, 6/16/25	AAA	300	305
Canadian Pacer Auto Receivables Trust—144A, 2020-1A, Tranche B, 2.000%, 7/21/25	AA+	500	503
CarMax Auto Owner Trust, 2020-1, Tranche C, 2.340%, 11/17/25	A	600	619
Navient Private Education Refi Loan Trust 2020-F—144A, 2020-FA, Tranche A, 1.220%, 7/15/69	AAA	269	270

Total Asset-Backed Securities			16,517

Corporate Obligations—26.0%
Barclays Bank plc, 3M USD LIBOR + 0.460%, 0.726%, due 1/11/21, VRN	A1	2,500	2,502
Apple, Inc., 3M USD LIBOR + 1.130%, 1.386%, due 2/23/21, VRN	AA+	550	553
Philip Morris International, Inc., 1.875%, due 2/25/21	A	119	119
JPMorgan Chase & Co., 3M USD LIBOR + 1.480%, 1.726%, due 3/1/21, VRN	AA-	1,500	1,507
Wells Fargo & Co., 3M USD LIBOR + 1.340%, 1.591%, due 3/4/21, VRN	A+	1,500	1,508
HSBC Holdings plc, 3M USD LIBOR + 2.240%, 2.488%, due 3/8/21, VRN	A+	2,000	2,017
The Toronto-Dominion Bank, 3M USD LIBOR + 0.270%, 0.516%, due 3/17/21, VRN	Aa3	2,150	2,152

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	NRSRO Rating	Principal Amount	Value

Corporate Obligations—(continued)
Bank of America Corporation, 3M USD LIBOR + 1.420%, 1.692%, due 4/19/21, VRN	A+	$1,200	$1,209
The Goldman Sachs Group, Inc., 3M USD LIBOR + 1.360%, 1.605%, due 4/23/21, VRN	A	1,150	1,157
American Express Credit Corporation, 2.250%, due 5/5/21	A2	1,500	1,515
Chevron Corporation, 3M USD LIBOR + 0.950%, 1.230%, due 5/16/21, VRN	AA	500	503
Citibank NA, 3.400%, due 7/23/21	Aa3	525	537
The Goldman Sachs Group, Inc., 5.250%, due 7/27/21	A	1,000	1,040
Gilead Sciences, Inc., 3M USD LIBOR + 0.150%, 0.358%, due 9/17/21, VRN	A3	1,000	1,000
Bristol-Myers Squibb Co., 2.600%, due 5/16/22	A+	1,000	1,038
Toyota Motor Credit Corporation, 1.150%, due 5/26/22	A+	2,225	2,254
AT&T, Inc., 3.000%, due 6/30/22	A-	1,500	1,561
John Deere Capital Corporation, 0.550%, due 7/5/22	A	1,200	1,207
Mitsubishi UFJ Financial Group, Inc., 2.623%, due 7/18/22	A1	2,000	2,073
Philip Morris International, Inc., 2.375%, due 8/17/22	A	1,500	1,546
Morgan Stanley, SOFR + 0.700%, 0.788%, due 1/20/23, VRN	A	400	401
Capital One Bank USA NA, SOFR + 0.616%, 2.014%, due 1/27/23, VRN	A-	1,400	1,424
Morgan Stanley, 3.750%, due 2/25/23	A	2,003	2,151
Caterpillar Financial Services Corporation, 2.625%, due 3/1/23	A	1,579	1,661
Bank of Montreal, SOFR + 0.680%, 0.754%, due 3/10/23, VRN	AA-	1,250	1,256
Canadian Imperial Bank of Commerce, SOFR + 0.800%, 0.880%, due 3/17/23, VRN	AA-	1,000	1,007
Intuit, Inc., 0.650%, due 7/15/23	A-	1,300	1,307
GlaxoSmithKline Capital plc, 0.534%, due 10/1/23	A	1,000	1,002

Total Corporate Obligations			37,207

Total Long-Term Investments—97.6% (cost $138,652)			139,963

Total Investments—97.6% (cost $138,652)			139,963

Cash and other assets, less liabilities—2.4%			3,469

Net assets—100.0%			$143,432

See accompanying Notes to Portfolio of Investments.

Low Duration Fund

Portfolio of Investments, September 30, 2020 (unaudited)

The obligations of certain U.S. Government-sponsored securities are neither issued nor guaranteed by the U.S. Treasury.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

NRSRO = Nationally Recognized Statistical Rating Organization—The credit quality ratings of the securities in the Fund reflect the highest category rating by any of Fitch Ratings, Moody’s Investors Service Inc., or Standard & Poor’s, a division of the McGraw-Hill Companies, Inc.

SOFR = Secured Overnight Financing Rate

VRN = Variable Rate Note

(a) Amount is less than minimum amount disclosed.

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer		Shares or Principal Amount	Value

Exchange-Traded Funds—70.8%

Equity Exchange-Traded Funds—61.4%
iShares MSCI Brazil ETF		29,300	$811
iShares MSCI Chile ETF		514,900	12,404
iShares MSCI China ETF		56,500	4,191
SPDR S&P 500 ETF Trust		665,700	222,936
Utilities Select Sector SPDR Fund		17,500	1,039
Vietnam Enterprise Investments, Ltd. Class “C”		1,647,473	9,566

Total Equity Exchange-Traded Funds			250,947

Fixed Income Exchange-Traded Funds—9.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF		100,300	13,511
iShares MBS ETF		186,700	20,612
SPDR Bloomberg Barclays High Yield Bond ETF		42,200	4,400

Total Fixed Income Exchange-Traded Funds			38,523

Total Exchange-Traded Funds—70.8% (cost $251,928)			289,470

Foreign Government Bond—3.2%

Malaysia—3.2%
Malaysia Government Bond, 4.160%, due 7/15/21	MYR	54,040	13,235

Total Foreign Government Bond—3.2% (cost $13,097)			13,235

Repurchase Agreement—2.5%
Fixed Income Clearing Corporation, 0.000% dated 9/30/20, due 10/1/20, repurchase price $9,965, collateralized by U.S. Treasury Note, 2.750%, due 2/15/28, valued at $10,164		$9,965	9,965

Total Repurchase Agreement—2.5% (cost $9,965)			9,965

U.S. Government—25.0%
U.S. Treasury Bill, 1.358%, due 10/8/20 (a)		4,475	4,475
U.S. Treasury Bill, 1.520%, due 11/5/20 (a)		12,757	12,756
U.S. Treasury Bill, 1.524%, due 12/3/20 (a)		15,000	14,998
U.S. Treasury Bill, 1.454%, due 12/31/20		7,500	7,498
U.S. Treasury Bill, 1.400%, due 1/28/21		7,500	7,498
U.S. Treasury Bill, 1.273%, due 2/25/21 (b)		7,500	7,497
U.S. Treasury Bill, 0.212%, due 3/25/21		7,500	7,496
U.S. Treasury Bill, 0.162%, due 4/22/21 (a)(b)		7,500	7,496
U.S. Treasury Bill, 0.157%, due 5/20/21		7,500	7,496
U.S. Treasury Bill, 0.192%, due 6/17/21 (a)		7,500	7,495
U.S. Treasury Bill, 0.154%, due 7/15/21 (a)(b)		7,500	7,494

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
U.S. Treasury Bill, 0.142%, due 8/12/21 (b)	$5,000	$4,996
U.S. Treasury Bill, 0.137%, due 9/9/21	5,000	4,994

Total U.S. Government—25.0% (cost $102,017)		102,189

Total Investments in Securities—101.5% (cost $377,007)		414,859

Liabilities, plus cash and other assets—(1.5)%		(5,967)

Net assets—100.0%		$408,892

(a) Security, or portion of security, is segregated as collateral for centrally cleared swaps and to cover initial margin requirements on open futures contracts aggregating a total value of $33,420 (in thousands).

(b) Security, or portion of security, is pledged as collateral for forward foreign currency contracts and for OTC swap contracts aggregating a total value of $7,862 (in thousands).

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)

Purchased

10/14/20	Australian Dollar	Citibank N.A. London	4,055	$2,851	$2,904	$53
10/14/20	Brazilian Real	Citibank N.A. London	139,799	26,428	24,885	(1,543)
10/14/20	British Pound Sterling	Citibank N.A. London	12,457	16,067	16,075	8
10/14/20	Canadian Dollar	Citibank N.A. London	1,015	760	762	2
10/14/20	Chinese Yuan Renminbi	Citibank N.A. London	13,708	2,007	2,021	14
10/14/20	Colombian Peso	Citibank N.A. London	84,764,020	22,842	22,135	(707)
10/14/20	Czech Koruna	Citibank N.A. London	16,878	731	731	—
10/14/20	Euro	Citibank N.A. London	1,397	1,624	1,638	14
10/14/20	Hong Kong Dollar	Citibank N.A. London	9,894	1,277	1,277	—
10/14/20	Indian Rupee	Citibank N.A. London	704,060	9,571	9,565	(6)
10/14/20	Indonesian Rupiah	Citibank N.A. London	14,406,246	968	969	1
10/14/20	Israeli Shekel	Citibank N.A. London	7,679	2,212	2,242	30
10/14/20	Japanese Yen	Citibank N.A. London	3,690,496	35,081	34,997	(84)
10/14/20	Mexican Peso	Citibank N.A. London	800,218	37,496	36,139	(1,357)
10/14/20	New Turkish Lira	Citibank N.A. London	268,807	35,572	34,720	(852)
10/14/20	New Zealand Dollar	Citibank N.A. London	2,919	1,913	1,931	18
10/14/20	Norwegian Krone	Citibank N.A. London	163,449	18,250	17,524	(726)
10/14/20	Philippine Peso	Citibank N.A. London	1,336,365	27,495	27,575	80
10/14/20	Russian Ruble	Citibank N.A. London	2,003,995	26,739	25,766	(973)
10/14/20	Singapore Dollar	Citibank N.A. London	48,861	35,800	35,795	(5)
10/14/20	South African Rand	Citibank N.A. London	320,060	19,027	19,080	53
10/14/20	South Korean Won	Citibank N.A. London	829,583	712	711	(1)
10/14/20	Swedish Krona	Citibank N.A. London	116,802	13,411	13,044	(367)
10/14/20	Swiss Franc	Citibank N.A. London	2,070	2,229	2,248	19
10/14/20	Taiwan Dollar	Citibank N.A. London	19,670	680	680	—
10/14/20	Thai Baht	Citibank N.A. London	50,914	1,613	1,607	(6)
						$(6,335)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts—(continued)

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)

Sold

10/14/20	Australian Dollar	Citibank N.A. London	57,398	$41,851	$41,113	$738
10/14/20	Brazilian Real	Citibank N.A. London	9,563	1,722	1,702	20
10/14/20	British Pound Sterling	Citibank N.A. London	1,000	1,274	1,290	(16)
10/14/20	Canadian Dollar	Citibank N.A. London	9,467	7,193	7,110	83
10/14/20	Chilean Peso	Citibank N.A. London	3,945,155	5,154	5,026	128
10/14/20	Chinese Yuan Renminbi	Citibank N.A. London	273,007	39,916	40,242	(326)
10/14/20	Colombian Peso	Citibank N.A. London	6,111,784	1,576	1,596	(20)
10/14/20	Czech Koruna	Citibank N.A. London	398,244	17,836	17,257	579
10/14/20	Euro	Citibank N.A. London	20,587	24,483	24,143	340
10/14/20	Hong Kong Dollar	Citibank N.A. London	143,476	18,508	18,513	(5)
10/14/20	Indian Rupee	Citibank N.A. London	74,299	1,009	1,009	—
10/14/20	Indonesian Rupiah	Citibank N.A. London	253,739,957	16,858	17,066	(208)
10/14/20	Israeli Shekel	Citibank N.A. London	108,016	31,573	31,534	39
10/14/20	Japanese Yen	Citibank N.A. London	173,203	1,640	1,642	(2)
10/14/20	Mexican Peso	Citibank N.A. London	50,788	2,268	2,294	(26)
10/14/20	New Turkish Lira	Citibank N.A. London	10,049	1,304	1,298	6
10/14/20	New Zealand Dollar	Citibank N.A. London	44,165	29,487	29,218	269
10/14/20	Norwegian Krone	Citibank N.A. London	163,449	17,626	17,524	102
10/14/20	Philippine Peso	Citibank N.A. London	94,520	1,949	1,950	(1)
10/14/20	Russian Ruble	Citibank N.A. London	422,155	5,474	5,427	47
10/14/20	Singapore Dollar	Citibank N.A. London	3,801	2,766	2,785	(19)
10/14/20	South African Rand	Citibank N.A. London	22,678	1,320	1,352	(32)
10/14/20	South Korean Won	Citibank N.A. London	9,953,529	8,391	8,536	(145)
10/14/20	Swedish Krona	Citibank N.A. London	9,154	1,022	1,022	—
10/14/20	Swiss Franc	Citibank N.A. London	29,112	32,125	31,618	507
10/14/20	Taiwan Dollar	Citibank N.A. London	237,490	8,140	8,212	(72)
10/14/20	Thai Baht	Citibank N.A. London	698,065	22,047	22,029	18
						$2,004
Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$(4,331)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Local Currency	Notional Value (Local, in Thousands)	Notional Amount (USD)	Notional Value (USD)	Net Unrealized Appreciation (Depreciation)

Long

104	CAC 40 Index	October 2020	Euro	4,993	$6,134	$5,854	$(280)
103	IBEX 35 Index	October 2020	Euro	6,932	8,501	8,128	(373)
25	HSCEI Index	October 2020	Hong Kong Dollar	11,725	1,510	1,513	3
588	MSCI Singapore ETS Index	October 2020	Singapore Dollar	16,623	12,139	12,177	38
22	MSCI Taiwan Index	October 2020	U.S. Dollar	1,085	1,072	1,085	13
29	KOSPI 200 Index	December 2020	South Korean Won	2,247,138	1,925	1,922	(3)
2	NIKKEI 225 Index	December 2020	Japanese Yen	23,205	219	220	1
119	SPI 200 Index	December 2020	Australian Dollar	17,261	12,557	12,363	(194)
17	DAX Index	December 2020	Euro	5,431	6,599	6,368	(231)
464	FTSE 100 Index	December 2020	British Pound Sterling	27,105	36,026	34,974	(1,052)
36	FTSE MIB Index	December 2020	Euro	3,414	4,174	4,002	(172)
628	MSCI Indonesia Index	December 2020	U.S. Dollar	7,696	8,236	7,696	(540)
708	MSCI World Energy Index	December 2020	U.S. Dollar	12,312	13,526	12,312	(1,214)
							$(4,004)

Short

8	Amsterdam Index	October 2020	Euro	876	$1,041	$1,027	$14
33	OMXS 30 Index	October 2020	Swedish Krona	6,043	665	675	(10)
225	EURO-BTP	December 2020	Euro	33,206	38,404	38,932	(528)
78	FTSE 40 Index	December 2020	South African Rand	39,298	2,438	2,346	92
2	S&P TSE 60 Index	December 2020	Canadian Dollar	385	290	289	1
58	10YR Can Bond	December 2020	Canadian Dollar	8,805	6,616	6,612	4
781	EURO STOXX 50 Index	December 2020	Euro	24,945	30,334	29,247	1,087
152	MSCI Emerging Markets Index	December 2020	U.S. Dollar	8,273	8,336	8,273	63
269	MSCI Mexico Index	December 2020	U.S. Dollar	4,796	4,993	4,796	197
36	NASDAQ 100 E Mini Index	December 2020	U.S. Dollar	8,213	7,955	8,213	(258)
1,216	S&P 500 E Mini Index	December 2020	U.S. Dollar	203,802	205,232	203,802	1,430
26	S&P E Mini Com Ser Index	December 2020	U.S. Dollar	2,020	2,072	2,019	53
51	SWISS Markets Index	December 2020	Swiss Franc	5,194	5,801	5,639	162
18	XAK Technology	December 2020	U.S. Dollar	2,115	2,046	2,115	(69)
28	XAY Cons Discret	December 2020	U.S. Dollar	4,153	4,163	4,153	10
							$2,248
Total net unrealized appreciation (depreciation) on futures contracts							$(1,756)

See accompanying Notes to Portfolio of Investments.

Macro Allocation Fund

Portfolio of Investments, September 30, 2020 (all dollar amounts in thousands) (unaudited)

Centrally Cleared Interest Rate Swap

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Pay/Receive Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
China 1-Week Repo Rate	Pay	2.800%	3M	December 2025	LCH	CNY	213,550	$–	$187	$187

Total Return Swaps

Reference Entity	Pay/Receive Floating/Fixed Rate	Floating/Fixed Rate	Maturity Dates	Counterparty	Notional Amount (in thousands)		Market Value	Unrealized Appreciation (Depreciation)
10YR T-Note Future	Pay	0 bp	Dec 2020	Credit Suisse International		$35,907	$92	$92
5YR T-Note Future	Pay	0 bp	Dec 2020	Credit Suisse International		16,496	14	14
CSI 500 Net Total Return Index USD	Pay	(1,305) bp	Sep 2021	Credit Suisse International		9,055	(566)	(566)
Euro-Bund Future	Receive	0 bp	Dec 2020	Credit Suisse International	EUR	2,088	(8)	(8)
RTS Index Future	Pay	0 bp	Dec 2020	Credit Suisse International		$4,858	(131)	(131)
								$(599)

Centrally Cleared Credit Default Swap

Reference Entity	Buy/Sell Protection	Fixed Deal Pay Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
iTRAXX Europe S33	Sell	1.000%	3M	June 2025	ICE	EUR	8,183	$42	$172	$130

Total net unrealized appreciation (depreciation) on swaps										$(282)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. As of the date of this report, the Trust has the following twenty funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.

U.S. Equity Funds	International Equity Funds
Growth	International Leaders
Large Cap Growth	International Growth
Mid Cap Growth	Institutional International Growth
Small-Mid Cap Core	International Small Cap Growth
Small-Mid Cap Growth	Emerging Markets Leaders
Small-Mid Cap Value	Emerging Markets Growth
Small Cap Growth	Emerging Markets Small Cap Growth
Small Cap Value

Global Equity Fund	Fixed Income Funds
Global Leaders	Bond
Income
Multi-Asset and Alternative Fund	Low Duration
Macro Allocation

The investment objectives of the Funds are as follows:

U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Bond Fund	Outperform the Bloomberg Barclays U.S. Aggregate Index by maximizing total return through a combination of income and capital appreciation.
Income Fund	High level of current income with relative stability of principal.
Low Duration Fund	Maximize total return. Total return includes both income and capital appreciation.
Macro Allocation Fund	Maximize long-term risk-adjusted total return.
1

(b) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. Each Fund’s outstanding repurchase agreements, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(c) TBA Securities

The Fixed Income Funds may invest in mortgage pass-through securities eligible to be sold in the “to-be announced” market (“TBAs”). TBAs provide for the forward or delayed delivery of the underlying instrument with settlement in up to 180 days. The term TBA comes from the fact that the specific mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. A Fund generally has the ability to close out a TBA obligation on or before the settlement date, rather than take delivery of the security. When a Fund sells TBAs, it incurs risks similar to those incurred in short sales. For example, when a Fund sells TBAs without owning or having the right to obtain the deliverable securities it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold the securities.

(d) Securities Sold, Not Yet Purchased

A Fund may sell a security it does not own (known as selling a security short) in anticipation of a decline in the fair value of that security. When a fund sells a security short, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A gain, limited to the price at which the fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. A fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the price at which it sold the security short.

(2) Valuation

(a) Investment Valuation

The value of U.S. equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of September 30, 2020, fair valuation estimates for foreign equity securities were not obtained.

Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements are valued at cost, which approximates fair value.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. If there were no sales that day or if no settlement price is available, such option contracts are valued at the mean between the last reported bid and ask prices. Option contracts traded in the Over-the-Counter (“OTC”) market shall be valued by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which they are traded most extensively, or if no settlement price is available, at the last sale price as of the close of the exchange. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset. All other swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

2

(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and are based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed Income Securities

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency obligations, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, asset-backed securities, non-U.S. bonds and commercial paper are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase Agreements

Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, the credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled by independent pricing services taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

As of September 30, 2020, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).

3

Investments in securities	Growth	Large Cap Growth	Mid Cap Growth	Small-Mid Cap Core
Level 1 - Quoted prices
Common Stocks	$262,208	$617,346	$71,961	$55,028
Level 2 - Other significant observable inputs
Repurchase Agreements	4,340	4,335	1,043	372
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$266,548	$621,681	$73,004	$55,400

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value
Level 1 - Quoted prices
Common Stocks	$2,982,053	$1,116	$526,158	$70,871
Level 2 - Other significant observable inputs
Repurchase Agreements	100,085	—	7,610	702
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$3,082,138	$1,116	$533,768	$71,573

Investments in securities	Global Leaders	International Leaders	International Growth	Institutional International Growth
Level 1 - Quoted prices
Common Stocks	$106,835	$858,939	$2,030,596	$1,199,264
Level 2 - Other significant observable inputs
Common Stocks	—	—	5,418	3,196
Repurchase Agreements	2,398	5,620	4,233	—
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$109,233	$864,559	$2,040,247	$1,202,460

Investments in securities	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1 - Quoted prices
Common Stocks	$287,677	$231,593	$1,000,130	$267,481
Preferred Stocks	—	—	—	2,013
Level 2 - Other significant observable inputs
Common Stocks	—	2,931	—	5,093
Repurchase Agreements	4,364	5,203	27,463	2,049
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$292,041	$239,727	$1,027,593	$276,636
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Investments in securities	Bond	Income	Low Duration	Macro Allocation
Assets
Level 1 - Quoted Prices
Exchange-Traded Funds	$—	$—	$—	$289,470
Level 2 - Other significant observable inputs
Asset-Backed Securities	4,091	3,426	16,517	—
Commercial Paper	1,500	250	—	—
Corporate Obligations	123,170	25,071	37,207	—
Foreign Government Bonds	—	—	—	13,235
Repurchase Agreements	119	—	—	9,965
U.S. Government and U.S. Government Agency	182,204	44,617	86,239	102,189
Level 3 - Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1 - Quoted Prices
None	—	—	—	—
Level 2 - Other significant observable inputs
None	—	—	—	—
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$311,084	$73,364	$139,963	$414,859
Other financial instruments
Assets
Level 1 - Quoted Prices
Futures Contracts	$—	$—	$—	$3,168
Level 2 - Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	3,168
Swaps	—	—	—	423
Level 3 - Significant unobservable inputs
None	—	—	—	—
Liabilities
Level 1 - Quoted Prices
Futures Contracts	—	—	—	(4,924)
Level 2 - Other significant observable inputs
Forward Foreign Currency Contracts	—	—	—	(7,499)
Swaps	(244)	(122)	—	(705)
Level 3 - Significant unobservable inputs
None	—	—	—	—
Total other financial instruments	$(244)	$(122)	$—	$(6,369)

Level 1 Common Stocks are exchange-traded securities with a quoted price. See Portfolio of Investments for Sector Classification.

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(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. Macro Allocation Fund may also use derivative instruments to obtain investment exposures.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

Macro Allocation Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by Macro Allocation Fund with various counterparties and allow Macro Allocation Fund to close out and net its total exposure to a counterparty in the event of a default.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. A futures contract can be closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other liquid assets equal to a certain percentage of the contract amount (“initial margin deposit”). Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund and a cash payment is either made to or received from the broker each day. Gains or losses on futures contracts are recognized but not considered realized until the contracts expire or are closed.

Options

The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Writing options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Multi-Asset and Alternative Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

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Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested, for example, at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. A Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the period end for which a Fund is the seller of protection are disclosed in the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the same Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver in the transaction, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.

Variance Swap—A Fund may invest in variance swaps in order to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of a reference entity. The payer agrees to exchange the fixed rate, which is the variance strike price of the reference entity, to the receiver for the floating rate, which is the realized variance price of the reference entity. At the time the trade is originated, the agreed upon variance strike price is generally set so that the fair value of the swap is near zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance price of the swap and the variance strike price multiplied by the notional, or vega amount. As a receiver of the floating rate, a Fund would receive a payment if the final realized variance price is greater than the variance strike price and would make a payment if the final realized variance price is less than the variance strike price. As a payer of the floating rate, a Fund would receive a payment if the final realized variance price is less than the variance strike price and would make a payment if the final realized variance price is greater than the variance strike price.

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